As filed with the Securities and Exchange Commission on February 27, 2008

                                         Securities Act Registration No. 2-92146
                                       Investment Act Registration No. 811-04063


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                            Pre-Effective Amendment No.                     [ ]
                          Post-Effective Amendment No.30                    [X]

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 44                            [X]

                                CARILLON ACCOUNT
                                   Registrant

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                                    Depositor
                    1876 Waycross Road, Cincinnati, OH 45240
                                 (513) 595-2600



                                  John M. Lucas
                  Second Vice President, Counsel and Secretary
                    The Union Central Life Insurance Company
                               1876 Waycross Road
                             Cincinnati, Ohio 45240
                                  513-595-2826

         Name and Address of Agent for Service

           Copy to:
                                  Ann. D. Diers
                    Second Vice President & Associate Counsel
                          Ameritas Life Insurance Corp.
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                  402-467-7847

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

               It is proposed that this filing will become effective (check appropriate box)

              [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
              [ ] on pursuant to paragraph (b) of Rule 485
              [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
              [X] on May 1, 2008 pursuant to paragraph (a)(1) of Rule 485
              If appropriate, check the following box:
              [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: "VA I" Flexible Premium Deferred Variable Annuity

Home Office:
1876 Waycross Road
Cincinnati, Ohio 45240

Telephone: 1-800-319-6902
                                   PROSPECTUS

                "VA I" Flexible Premium Deferred Variable Annuity

          CARILLON ACCOUNT of THE UNION CENTRAL LIFE INSURANCE COMPANY

This prospectus describes an annuity contract ("the Contract") offered by The Union Central Life Insurance Company ("we" or "us" or "Union Central"). The Contract is a flexible premium, combination fixed and variable annuity contract. The Contract is designed for use in connection with all types of retirement plans.

Your Contract's premiums may be allocated in whole or in part:
o    to our general account, and accumulate on a guaranteed, fixed basis, or
o to the Carillon Account, one of our variable annuity separate accounts where accumulation values are not guaranteed and vary with the performance of one or more underlying funds.

Carillon Account is divided into "Subaccounts," each of which invests in shares of a single investment portfolio ("Portfolio") of an underlying fund ("Fund"). We will provide you with a prospectus for each Portfolio with this Prospectus. The available Portfolios* consist of:

     AIM V.I. Capital Appreciation I                  Neuberger Berman AMT Guardian I
     AIM V.I. International Growth I                  Neuberger Berman AMT Regency I
     Alger American Leveraged AllCap O                Oppenheimer Global Securities/VA Non-Service
     Alger American MidCap Growth O                   Oppenheimer Main Street(R)/VA Non-Service
     American Century VP Income & Growth I            Seligman Communications & Information 2
     American Century VP Mid Cap Value I              Seligman Smaller-Cap Value 2
     American Century VP Value I                      Summit Balanced Index
     Ameritas Core Strategies                         Summit Bond
     Calvert Income                                   Summit EAFE International Index
     Calvert Social Equity                            Summit Inflation Protected Plus
     DWS Capital Growth VIP A                         Summit Lehman Aggregate Bond Index
     DWS Dreman Small Mid Value VIP A                 Summit Lifestyle Aggressive
     DWS Global Thematic VIP A                        Summit Lifestyle Conservative
     DWS International VIP A                          Summit Lifestyle Target
     DWS Money Market VIP A                           Summit Nasdaq-100 Index
     Fidelity(R) VIP Contrafund (R) SC2               Summit Natural Resources
     Fidelity(R) VIP Equity-Income SC2                Summit Russell 2000 Small Cap Index
     Fidelity(R) VIP High Income SC2                  Summit S&P 500 Index
     MFS(R) VIT Growth IC                             Summit S&P MidCap 400 Index
     MFS(R) VIT High Income IC                        Summit Zenith
     MFS(R) VIT Investors Trust IC                    T. Rowe Price Blue Chip Growth II
     MFS(R) VIT New Discovery IC                      Third Avenue Value
     MFS(R) VIT Research International IC             UIF Core Plus Fixed Income I
     MFS(R) VIT Total Return IC                       UIF Emerging Markets Equity I
     MFS(R) VIT Utilities IC                          UIF U.S. Real Estate I
         * Short cites are used in this list. See "The Funds" section for complete Portfolio names.

The value of Premiums that you allocate to Carillon Account will vary with the investment performance of the Portfolio(s) you select. Similarly, the amount of any variable annuity benefit payments will vary with the investment performance of the Portfolio(s) you select. This Prospectus generally describes only the variable portion of the Contract.

Additional information about Carillon Account and the variable portion of the Contracts has been filed with the Securities and Exchange Commission ("SEC") in the form of a Statement of Additional Information ("SAI"). The SAI is dated May 1, 2008, and is incorporated herein by reference. The SAI Table of Contents is located on the last page of this prospectus. You may obtain the SAI without charge by writing us at the address given above or by calling the listed telephone number. Information and reports are also available on the SEC's website at http://www.sec.gov.

The SEC has not approved or disapproved the Contracts. Neither the SEC nor any state has determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

    Please Read This Prospectus Carefully and Retain It for Future Reference.

                   The date of this prospectus is May 1, 2008.

                                TABLE OF CONTENTS


DEFINITIONS.................................................................4
SUMMARY.....................................................................5
The Contract and the Investment Options.....................................5
Premiums....................................................................6
Surrenders..................................................................6
Transfers...................................................................6
Annuity Benefit Payments....................................................6
Charges.....................................................................7
SUMMARY OF SEPARATE ACCOUNT EXPENSES........................................7
FINANCIAL INFORMATION.......................................................9
Accumulation Unit Values....................................................9
Financial Statements........................................................9
THE UNION CENTRAL LIFE INSURANCE COMPANY AND CARILLON ACCOUNT...............9
The Union Central Life Insurance Company....................................9
Carillon Account............................................................9
The Funds..................................................................10
Additions, Deletions or Substitutions of Investments.......................12
CHARGES AND OTHER DEDUCTIONS...............................................12
Administration Fees........................................................12
Mortality and Expense Risk Charge..........................................13
Surrender Charge (Contingent Deferred Sales Charge)........................13
Terminal Illness/Confinement...............................................14
Other Waivers or Reductions of Surrender Charge............................15
Premium Taxes..............................................................15
Fund Expenses..............................................................15
THE CONTRACT...............................................................16
Purchasing a Contract......................................................16
Premiums...................................................................16
Crediting of Accumulation Units............................................17
Value of Accumulation Units................................................17
Self-Service Access to Information and Services............................18
Transfers..................................................................18
Special Transfers - Dollar Cost Averaging..................................21
Portfolio Rebalancing Plan.................................................22
Interest Sweep Plan........................................................22
Model Asset Allocation Program.............................................22
Surrenders................................................................ 24
Personal Income Plan ......................................................24
Loans  (403(b) PLANS ONLY).................................................25
BENEFITS UNDER THE CONTRACT................................................25
Death Benefits.............................................................25
Annuity Benefit Payments...................................................26
Variable Annuity Benefit Payments..........................................26
Fixed Annuity Benefit Payments.............................................27
THE GUARANTEED ACCOUNT.....................................................28
General Description .......................................................28
Guaranteed Account Accumulations...........................................29
Surrenders.................................................................29
Transfers..................................................................29
GENERAL MATTERS............................................................30
Designation of Beneficiary.................................................30

10-Day Right to Examine Contract...........................................30
Contract Owner's Inquiry...................................................30
Contract Owner's Reports...................................................30
FEDERAL INCOME TAX MATTERS.................................................31
TEXAS OPTIONAL RETIREMENT PROGRAM RESTRICTIONS.............................33
DISTRIBUTION OF THE CONTRACTS..............................................33
VOTING RIGHTS..............................................................34
FINANCIAL STATEMENTS.......................................................34
LEGAL PROCEEDINGS..........................................................34
IMSA.......................................................................34
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS......................34
APPENDIX A - ACCUMULATION UNIT VALUES......................................36
APPENDIX B - IRA DISCLOSURE STATEMENT......................................41
APPENDIX C - DISCLAIMERS...................................................50
APPENDIX D.................................................................52


This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No dealer, salesman, or other person is authorized to give any information or make any representations in connection with this prospectus, and, if given or made, such other information or representations must not be relied upon.

                                   DEFINITIONS

accumulation unit--A unit of measure used to calculate the value of your Variable Account during the Pay-in Period.

accumulation value--The sum of the values of your Contract's Guaranteed Account and Variable Account.

Annuitant--A person whose life determines the duration of annuity benefit payments involving life contingencies.

annuity unit--A unit of measure used to calculate variable annuity benefit payments (during the Pay-out Period).

Beneficiary--The person you designate to receive the Contract's death benefit.

Carillon Account--Our annuity variable separate account. Carillon Account currently is divided into thirty Subaccounts, each of which invests exclusively in one Portfolio of a Fund.

Cash Surrender Value - Your Contract's accumulation value at the end of the valuation period during which we receive a request for total or partial surrender, minus any applicable surrender charges, any applicable annual administration fee and premium taxes not previously deducted.

Contract--The Contract we issue to you.

Contract Date--The date we issue your Contract.

Contract Owner ("You")-- the person designated as the owner in the Contract or as subsequently changed. If a Contract has been absolutely assigned, the assignee is the Contract Owner. A collateral assignee is not a Contract Owner.

Contract Year--A period of 12 consecutive months beginning on the Contract Date or any anniversary thereof. Due Proof of Death--One of the following:
o    A certified copy of a death certificate;
o A certified copy of a decree of a court of competent jurisdiction as to the finding of death;
o    A written statement by a medical doctor who attended the deceased; or
o    Any other proof satisfactory to us.

Fixed annuity benefit payments--Annuity benefit payments that are fixed in amount throughout the Pay-out Period.

The Funds--Funds, one or more investment Portfolios of which are purchased by Carillon Account. Currently the Funds are: AIM Fund, Alger American Fund, American Century Investments Fund, Ameritas Portfolios, CVS Portfolios, DWS Fund, Fidelity VIP Trust, Franklin Templeton Fund, MFS Fund, Neuberger Berman Fund, Oppenheimer Fund, Seligman Fund, Summit Fund, Third Avenue Fund, and UIF Fund.

Guaranteed Account--The portion (if any) of your Contract's accumulation value that is held in our general account and accumulates at a guaranteed rate which is stated in your Contract.

Investment Options--The Guaranteed Account and the Subaccounts of Carillon Account which are listed on a chart beginning on page 10.

Maturity Date--The date on which the Pay-out Period commences (i.e., when you stop making premium payments to us and we start making annuity benefit payments to you).

Nonqualified Contracts--Contracts that do not qualify for special federal income tax treatment.

Pay-in Period--The period during which you may make payments to us and accumulate Contract values on a fixed or variable basis (referred to in the Contract as the "Accumulation Period"). The Pay-in Period commences on the Contract Date and lasts until the Maturity Date.

Pay-out Period--The period after the Maturity Date during which we make annuity benefit payments to you (referred to in the Contract as the "Annuity Period").

Portfolio--A separate investment portfolio of one of the Funds.

Qualified Contracts--Contracts issued in connection with plans that qualify for special federal income tax treatment.

Subaccount--A part of Carillon Account. Each Subaccount invests exclusively in shares of a different Portfolio.

Variable Account--The portion of your Contract's accumulation value that is invested in one or more Subaccounts of Carillon Account. Your Variable Account is divided into one or more Subaccount(s) to which you have allocated your accumulation value.

Variable annuity benefit payments--Annuity benefit payments that vary in amount in relation to the investment performance of the Subaccount(s) you select during the Pay-Out Period.

                                     SUMMARY

The Contract and the Investment Options

The Contract is designed and offered to aid in the accumulation of funds on a tax-deferred basis for retirement in connection with a broad range of retirement plans, including:

o plans established by persons entitled to the benefits of the Self-Employed Individuals Tax Retirement Act of 1962, as amended ("H.R. 10 plans");
o    qualified employee pension and profit-sharing trusts or plans described in
     Section 401(a) and tax-exempt under Section 501(a) of the Internal Revenue Code of 1986, as amended (the "Code");
o    qualified annuity plans described in Section 403(a) of the Code;
o annuity purchase plans adopted by public school systems and certain tax-exempt organizations under Section 403(b) of the Code;

o Individual Retirement Annuities purchased by or on behalf of individuals pursuant to Sections 408 (traditional and Simple IRAs) and 408A (Roth IRA) of the Code;
o    government deferred compensation plans pursuant to Section 457 of the Code;
o    other qualified plans; and
o    nonqualified plans.

Qualified plans provide special tax treatment to participating employees and self-employed individuals and their beneficiaries. While the Contract provides many benefits when used with a qualified plan, you should know that the Contract provides no additional benefit with regard to tax deferral.

You may allocate your Contract's accumulation value among the Contract's Investment Options, which consist of the Guaranteed Account and the Subaccounts of Carillon Account which are listed on a chart beginning on page 10.

Your Contract's accumulation value will vary according to the investment experience of the Portfolio(s) you select. Similarly, the dollar amount of variable annuity benefit payments will vary according to the investment experience of the Portfolio(s) selected. You bear the entire investment risk for all amounts you allocate to any of the variable Investment Options. Allocations to the Guaranteed Account accumulate at a guaranteed rate which varies according to state law and is stated in your Contract.

Premiums

Each premium payment must be at least $25 for Qualified Contracts and $50 for Nonqualified Contracts. You may pay premiums at any time and in any amount, subject to the $25/$50 minimum and a maximum (which we may waive) of $10,000 per Contract Year. However, if you pay no premiums for two consecutive Contract Years (three in New York), then under certain circumstances we may pay you your Contract's accumulation value (minus the administration fee and surrender charge, if applicable) and cancel your Contract.

Surrenders

You may totally or partially surrender your Contract and be paid all or part of its accumulation value at any time during the Pay-in Period (unless your Contract was issued in connection with a plan adopted pursuant to Section 403(b) of the Code -- (see Federal Income Tax Matters). Certain surrenders may be subject to a surrender charge and a 10% tax penalty may be imposed. In addition, you may return your Contract for a refund within 10 days after receiving it, or longer where required by state law (see page 30).

Transfers

During the Pay-in Period, you may transfer your accumulation value among the subaccounts of your Variable Account or between those subaccounts and your Guaranteed Account, as frequently as desired. Transfers generally must be at least $300. Up to six transfers may be made each Contract Year without charge. However, a transaction charge (currently $10) may be imposed for each transfer in excess of that number. We currently waive this charge. You may only transfer up to the greater of 20% of the value of your Guaranteed Account (as of the first day of the Contract Year), or $1,000 to one or more subaccounts of your Variable Account each Contract Year.

During the Pay-out Period, you may, once each year, change the Investment Options upon which the amount of your variable annuity benefit payments are calculated by requesting that we transfer annuity reserves among the Portfolios.

Annuity Benefit Payments

You can choose among a variety of types of fixed and variable annuity benefit payments to be made during the Pay-out Period.

If the Annuitant dies before the Maturity Date and the Contract Owner is still living, the Contract Owner will be treated as the Annuitant. If the Contract Owner dies before the Maturity Date, then we will pay the Beneficiary a death benefit equal to the greater of:

o    the Contract's accumulation value, or
o the sum of all premiums paid less any amounts deducted in connection with partial surrenders.

If you are a non-natural entity and the annuitant dies, we will pay the beneficiary.

Charges

No sales charge is deducted from your premiums. However, we will deduct a surrender charge upon certain early surrenders or withdrawals. This surrender charge depends on how long your Contract has been in force. During the first two Contract Years the surrender charge is 7% of the amount surrendered. This charge is reduced by 1% on each subsequent Contract anniversary until the eighth anniversary, when it becomes zero. Notwithstanding the charges described above, partial surrenders totaling not more than 10% of your Contract's accumulation value (as of the date of the first partial surrender in the Contract Year) may be made each Contract Year without the imposition of the surrender charge. Also, where permitted by state law, the surrender charge will be waived in the event of your confinement to a qualified institution or your having a terminal illness as defined in the Contract. The total surrender charge assessed over the life of the Contract will not exceed 9% of premiums paid.

We deduct an administration fee of $30 per year from your Contract's accumulation value during the Pay-in Period. We will waive the annual administration fee for all South Carolina Contracts, and for all other states, we will waive the annual administration fee for any year in which the accumulation value of your Contract is $25,000 or more on the last day of that Contract Year. We also reserve the right to waive this fee for Contracts sold to select classes of employer-sponsored retirement plans. We also deduct a daily administrative charge at the rate of 0.25% of net assets per year during both the Pay-in and Pay-out Periods. We reserve the right to waive this fee if at the time of issue the client has multiple contracts in excess of $25,000, or is paying the fee under another contract.

As compensation for our assumption of mortality and expense risks, we deduct a charge from Carillon Account that is currently 1.00% of net assets per year, and will never exceed 2.00% per year. In accordance with state laws, premium taxes will be deducted from some Contracts.

The Funds in which Carillon Account invests pay an investment advisory fee and other expenses which are described in the Fund prospectuses.

                      SUMMARY OF SEPARATE ACCOUNT EXPENSES

The following charts and tables describe the fees and expenses that you will pay when buying, owning, and surrendering your Contract.

1. CONTRACT OWNER TRANSACTION EXPENSES (the fees and expenses that you will pay at the time that you buy your Contract, surrender your Contract, or transfer among investment options.)

o    SALES LOAD IMPOSED ON PURCHASES (as a percentage of purchase
     payments)..............................................................None
o SURRENDER CHARGE (Contingent Deferred Sales Charge) (as a percentage of amount surrendered)

Contract Year of surrender          1      2       3       4       5      6       7       8     Thereafter
Applicable Charge                   7%     7%      6%      5%      4%     3%      2%      1%        0%
         Partial surrenders totaling up to 10% of a Contract's accumulation value may be made each Contract Year without the surrender charge being assessed.

o        STATE PREMIUM TAXES (rates vary by state) (1)............... 0% to 3.5%

o        MAXIMUM TRANSFER FEE...............................................$100
         During the Pay-in Period, up to six transfers may be made each Contract Year without charge. The current charge for transfers in excess of
         6 is $10.   The maximum charge is $100.

o        MAXIMUM LOAN INTEREST RATE (the maximum rate is also the current rate)................................................................6%

(1) Tax rates and timing of payment vary by state and may change. Currently we do not charge for state taxes other than premium taxes, although we reserve the right to levy charges for taxes or other economic burdens in the future.

2. PERIODIC EXPENSES (the fees and expenses that you will pay periodically while you own your Contract, not including Portfolio fees and expenses)

o    ANNUAL ADMINISTRATION FEE...........................................$30
     This charge applies only during the Pay-In Period. This charge is waived for all South Carolina Contracts; for all other states, this charge is waived for any year in which the Contract's accumulation value is $25,000 or more on the last day of the Contract Year.
o    SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)

    --------------------------------------------------- ------------ ----------
    CHARGE                                              MAXIMUM      CURRENT
    --------------------------------------------------- ------------ ----------
    Mortality and Expense Risk Charge                   2.00%        1.00%
    --------------------------------------------------- ------------ ----------
    Administration Fee                                  0.25%        0.25%
    --------------------------------------------------- ------------ ----------
    TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES              2.25%        1.25%
    --------------------------------------------------- ------------ ----------

3. UNDERLYING FUND EXPENSES (The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. The fees and expenses shown are for the fiscal year ended December 31, 2007. They include management fees, 12b-1 fees, and other expenses Expenses of the Portfolios may be higher in the future. More detail concerning each Fund's fees and expenses is contained in each Fund's prospectus.)

o        TOTAL ANNUAL FUND OPERATING EXPENSES
                  Minimum           Maximum

Class 12b-1 shares of certain funds have adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows funds to pay fees out of fund assets to those who sell and distribute fund shares. In addition to 12b-1 fees, we receive from some of our participating investment advisers annual revenue sharing of between 0.05% and 0.25% of subaccount assets for providing various shareholder support and marketing services.

4. The Examples that follow are intended to help you compare the cost of investing in your Contract with the cost of investing in other variable annuity contracts. These costs include maximum contract owner transaction expenses, contract fees, and separate account annual expenses. Each Example assumes that you invest $10,000 in your Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                  -----------------------------------------------------------------------------------------------
                   Surrender Contract at the end   Annuitize Contract at the end       Contract is neither
                      of the time period. ($)         of the time period. ($)     surrendered nor annuitized.($)
-----------------------------------------------------------------------------------------------------------------
EXAMPLE            1 Yr    3 Yr    5 Yr    10 Yr   1 Yr    3 Yr    5 Yr    10 Yr   1 Yr    3 Yr    5 Yr   10 Yr
-----------------------------------------------------------------------------------------------------------------

Maximum Contract
  Expenses (1)
-----------------------------------------------------------------------------------------------------------------
Minimum Contract
  Expenses (2)
-----------------------------------------------------------------------------------------------------------------

(1) Maximum Contract Expense Fees. This example assumes maximum charges of 2.25% for Separate Account annual expenses, an annual administration fee of $30 (waived if accumulation account is at least $25,000 on contract anniversary), plus the maximum fees and expenses before any waivers or reductions of any of the Portfolio companies (%).

(2) Minimum Contract Expense Fees. This example assumes current charges of 1.25% for Separate Account annual expenses, an annual administration fee of $30 (waived if accumulation account is at least $25,000 on contract anniversary), plus the minimum fees and expenses after any waivers or reductions of any of the Portfolio companies (%).

   In the examples above, the $30 annual administration fee has been reflected in the calculation of annual expenses by converting the fee to a percent of average net assets attributable to the Contracts, adding it to the current Total Separate Account Annual Expenses and the Fund Annual Expenses shown in the Fund's prospectus and multiplying the resulting percentage figure by the average annual assets of the hypothetical account. The fee has been converted to a percent by dividing the total amount of the fee collected during 2007 by the total average net assets attributable to the Contracts. Net assets attributable to the Contracts include amounts allocated to both Carillon Account and the Guaranteed Account except for such amounts as are held as reserves for annuity benefit payments.

                              FINANCIAL INFORMATION

Accumulation Unit Values

We provide accumulation unit value history for each of the Separate Account variable investment options in APPENDIX A to this prospectus.

Financial Statements

Financial statements of the Subaccounts of the Separate Account and our company are included in the Statement of Additional Information ("SAI") for the Carillon Account. To learn how to get a copy of the SAI, see the front page of this prospectus.


          THE UNION CENTRAL LIFE INSURANCE COMPANY AND CARILLON ACCOUNT

                Union Central is an Ohio life insurance company.

The Union Central Life Insurance Company

The Union Central Life Insurance Company, 1876 Waycross Road, Cincinnati, Ohio 45240, is an Ohio stock life insurance company, organized in 1867 under the laws of Ohio. We are primarily engaged in the sale of life and disability insurance and annuities and are currently licensed to operate in all states and the District of Columbia. The Contract is available in all states, subject to certain state variations.

The Union Central Life Insurance Company is an indirect, wholly-owned subsidiary of UNIFI Mutual Holding Company, a Nebraska mutual insurance holding company.

                Carillon Account is one of our separate accounts.

Carillon Account

Carillon Account is one of our separate accounts. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. Such registration does not mean that the SEC supervises the management or investment practices or policies of Carillon Account. Our Board of Directors established Carillon Account on February 6, 1984.

Although the assets of Carillon Account belong to us, those assets are held separately from our other assets, and are not chargeable with our liabilities incurred in any other business operations (except to the extent that assets in Carillon Account exceed our liabilities under the variable portion of the Contracts). Accordingly, the income, capital gains, and capital losses incurred on the assets of Carillon Account are credited to or charged against the assets of Carillon Account, without regard to the income, capital gains or capital losses arising out of any other business we may conduct. Therefore, the investment performance of Carillon Account is entirely independent of both the investment performance of our general assets and the performance of any other of our separate accounts.

   Each Subaccount of Carillon Account invests in a different Fund Portfolio.

Carillon Account has been divided into Subaccounts, each of which invests in a different Portfolio of the Funds. We may add additional Subaccounts at our discretion.

The Funds

The Funds are registered with the SEC. Such registration does not mean that the SEC supervises the management or investment practices or policies of the Funds. The assets of each Portfolio are separate from the others and each Portfolio has different investment objectives and policies. As a result, each Portfolio operates independently and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. Complete descriptions of each variable investment option's investment objectives and restrictions and other material information related to an investment in the variable investment option are contained in the prospectuses for each of the Portfolios, which accompany this prospectus. We are responsible to you for meeting the obligations of the Contract, but we do not guarantee the investment performance of any of the variable investment options' underlying Portfolios. We do not make any representations about their future performance.

The Separate Account Subaccount underlying Portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met. This information is just a summary for each underlying Portfolio. You should read the Fund's prospectus for an underlying Portfolio accompanying this prospectus for more information about that Portfolio, including detailed information about the Portfolio's fees and expenses, investment strategy and investment objective, and potential risks such as those related to mixed and shared funding for Portfolios that are also offered through variable life insurance policies, other individual variable annuities, and qualified pension and retirement plans.

The Portfolios that are available through the Contract and their investment advisers are:

----------------------------------------------------------------------------------------------------------------
                         FUND NAME                                           INVESTMENT ADVISER
Portfolio Name                                               Portfolio Type / Summary of Investment Strategy
----------------------------------------------------------------------------------------------------------------
                AIM Variable Insurance Funds                             Invesco Aim Advisors, Inc.
----------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund, Series I                 Capital growth.
----------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund, Series I                 Long-term capital growth.
----------------------------------------------------------------------------------------------------------------
                  The Alger American Fund                               Fred Alger Management, Inc.
----------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio, Class O           Long-term capital appreciation.
----------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio, Class O              Long-term capital appreciation.
----------------------------------------------------------------------------------------------------------------
                American Century Investments                    American Century Investment Management, Inc.
----------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund, Class I            Capital growth; income is secondary.
----------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund, Class I              Long-term capital growth.
----------------------------------------------------------------------------------------------------------------
American Century VP Value Fund, Class I                      Capital growth; income is secondary.
----------------------------------------------------------------------------------------------------------------
               Calvert Variable Series, Inc.*                      Calvert Asset Management Company, Inc.
----------------------------------------------------------------------------------------------------------------
Ameritas Core Strategies Portfolio                           Growth; income is secondary.
----------------------------------------------------------------------------------------------------------------
CVS Income Portfolio                                         Income.
----------------------------------------------------------------------------------------------------------------
CVS Social Equity Portfolio                                  Growth.
----------------------------------------------------------------------------------------------------------------
                   DWS Variable Series I                        Deutsche Investment Management Americas Inc.
----------------------------------------------------------------------------------------------------------------
DWS Capital Growth VIP Portfolio, Class A                    Long-term capital growth.
----------------------------------------------------------------------------------------------------------------
DWS International VIP Portfolio, Class A                     Long-term capital growth
----------------------------------------------------------------------------------------------------------------
                   DWS Variable Series II                       Deutsche Investment Management Americas Inc.
----------------------------------------------------------------------------------------------------------------
DWS Dreman Small Mid Cap Value VIP Portfolio, Class A        Long-term capital growth.
----------------------------------------------------------------------------------------------------------------
DWS Global Thematic VIP Portfolio, Class A                   Long-term capital growth.
----------------------------------------------------------------------------------------------------------------
DWS Money Market VIP Portfolio, Class A                      Money market.
----------------------------------------------------------------------------------------------------------------

                                       10

----------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products                      Fidelity Management & Research Company
----------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio, Service Class 2     Long-term growth.
----------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio, Service Class 2     Index:  S&P 500 Index.
----------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP High Income Portfolio, Service Class 2       Income and growth.
----------------------------------------------------------------------------------------------------------------
              MFS(R) Variable Insurance TrustSM                     Massachusetts Financial Services Company
----------------------------------------------------------------------------------------------------------------
MFS(R) VIT Growth Series, Initial Class                      Growth.
----------------------------------------------------------------------------------------------------------------
MFS(R) VIT High Income Series, Initial Class                 Income.
----------------------------------------------------------------------------------------------------------------
MFS(R) VIT Investors Trust Series, Initial Class             Capital appreciation.
----------------------------------------------------------------------------------------------------------------
MFS(R) VIT New Discovery Series, Initial Class               Growth.
----------------------------------------------------------------------------------------------------------------
MFS(R) VIT Research International Series, Initial Class      Income.
----------------------------------------------------------------------------------------------------------------
MFS(R) VIT Total Return Series, Initial Class                Total return.
----------------------------------------------------------------------------------------------------------------
MFS(R) VIT Utilities Series, Initial Class                   Total return.
----------------------------------------------------------------------------------------------------------------
         Neuberger Berman Advisers Management Trust                   Neuberger Berman Management Inc.
----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio, Class I             Long-term capital growth; income is secondary.
----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio, Class I              Capital growth.
----------------------------------------------------------------------------------------------------------------
             Oppenheimer Variable Account Funds                           OppenheimerFunds, Inc.
----------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA, Non-Service Shares    Long-term capital appreciation.
----------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street(R) Fund/VA, Non-Service Shares       Total return.
----------------------------------------------------------------------------------------------------------------
                Seligman Portfolios, Inc.                          J. & W. Seligman & Co. Incorporated
----------------------------------------------------------------------------------------------------------------
Seligman Communications and Information Portfolio, Class 2   Capital gain.
----------------------------------------------------------------------------------------------------------------
Seligman Smaller-Cap Value Portfolio, Class 2                Long-term capital growth.
----------------------------------------------------------------------------------------------------------------
     Summit Mutual Funds, Inc., Summit Pinnacle Series*               Summit Investment Partners, Inc.
----------------------------------------------------------------------------------------------------------------
Summit Balanced Index Portfolio                              Index - Balanced.
----------------------------------------------------------------------------------------------------------------
Summit Bond Portfolio                                        Bond.
----------------------------------------------------------------------------------------------------------------
Summit EAFE International Index Portfolio                    Index:  MSCI EAFE Index.
----------------------------------------------------------------------------------------------------------------
Summit Inflation Protected Plus Portfolio                    Income.
----------------------------------------------------------------------------------------------------------------
Summit Lehman Aggregate Bond Index Portfolio                 Index - Bond.
----------------------------------------------------------------------------------------------------------------
Summit Lifestyle ETF Market Strategy Aggressive Portfolio    Capital growth; income is secondary.
----------------------------------------------------------------------------------------------------------------
Summit Lifestyle ETF Market Strategy Conservative Portfolio  Capital growth; income is secondary.
----------------------------------------------------------------------------------------------------------------
Summit Lifestyle ETF Market Strategy Target Portfolio        Capital growth; income is secondary.
----------------------------------------------------------------------------------------------------------------
Summit Nasdaq-100 Index Portfolio                            Index - Growth.
----------------------------------------------------------------------------------------------------------------
Summit Natural Resources Portfolio                           Specialty.
----------------------------------------------------------------------------------------------------------------
Summit Russell 2000 Small Cap Index Portfolio                Index - Growth.
----------------------------------------------------------------------------------------------------------------
Summit S&P 500 Index Portfolio                               Index:  S&P 500 Index.
----------------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio                        Index - Growth.
----------------------------------------------------------------------------------------------------------------
Summit Zenith Portfolio                                      Long-term capital appreciation.
----------------------------------------------------------------------------------------------------------------
             T. Rowe Price Equity Series, Inc.                          T. Rowe Price Associates, Inc.
----------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio-II                  Growth.
----------------------------------------------------------------------------------------------------------------
             Third Avenue Variable Series Trust                         Third Avenue Management LLC
----------------------------------------------------------------------------------------------------------------
Third Avenue Value Portfolio                                 Long-term capital growth.
----------------------------------------------------------------------------------------------------------------
          The Universal Institutional Funds, Inc.              Morgan Stanley Investment Management Inc., dba
                                                                                 Van Kampen
----------------------------------------------------------------------------------------------------------------
UIF Core Plus Fixed Income Portfolio, Class I                Total return.
----------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I               Long-term capital growth.
----------------------------------------------------------------------------------------------------------------
UIF U. S. Real Estate Portfolio, Class I                     Income and long-term capital growth.
----------------------------------------------------------------------------------------------------------------

* These funds and their investment advisers are affiliates of the Company. Also, Ameritas Investment Corp., an affiliate of ours, is the underwriter for the Summit Mutual Funds, Inc., Summit Pinnacle Series.


                    Portfolio performance is NOT guaranteed.

There is no assurance that any Portfolio will achieve its stated objective. Additional information about the investment objectives and policies of the Portfolios can be found in the current Fund prospectuses delivered to you with this prospectus. You should read the Fund prospectuses carefully before making any decision about the allocation of your premiums to a particular Subaccount of Carillon Account.

                   We may add, delete or modify the Portfolios
                         available under the Contract.

Additions, Deletions or Substitutions of Investments

We retain the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Portfolio shares purchased by any Subaccount of Carillon Account. We reserve the right to eliminate the shares of any of the Portfolios and to substitute shares of another Portfolio, or of another open-end, registered investment company, if the shares of the Portfolio are no longer available for investment, or if in our judgment investment in any Portfolio would become inappropriate. To the extent required by applicable law, substitutions of shares attributable to your interest in a Subaccount will not be made until you have been notified of the change, and until the SEC has approved the change. In the case of such a substitution, affected Contract Owners will have the right, within 30 days after notification, to transfer their accumulation value to other Subaccounts without incurring a transfer fee. Any transfer made by affected Contract Owners during the notice period will not be counted against their free transfers for that year. Nothing contained in this Prospectus shall prevent Carillon Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We may also establish additional Subaccounts of Carillon Account. Each additional Subaccount would purchase shares in a new Portfolio or in another Fund. New Subaccounts may be established when, in our discretion, marketing needs or investment conditions warrant, and any new Subaccounts will be made available to existing Contract Owners, if at all, only on a basis we determine. We may also eliminate one or more subaccounts if we believe that marketing, tax or investment conditions so warrant.

If we deem it to be in the best interests of persons having voting rights under the Contracts, Carillon Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under that Act in the event such registration is no longer required, or it may be combined with one or more other separate accounts.


                          CHARGES AND OTHER DEDUCTIONS

           You pay a $30 administration fee each Contract Year during the Pay-in Period ifyour accumulation value is less than $25,000.

Administration Fees

During the Pay-in Period, we will deduct an administration fee of $30 from your Contract's accumulation value on the last day of each Contract Year for our expenses related to administration of your Contract and Variable Account. The annual administration fee will be waived for all South Carolina Contracts. For all other states, we waive the fee for any year in which the accumulation value of your Contract is $25,000 or more on the last day of that Contract Year. We reserve the right to waive this fee for new Contracts if you pay similar fees on other contracts with us and for Contracts sold to select classes of employer-sponsored retirement plans. We guarantee that the amount of this fee will not increase over the life of the Contract. This annual administration fee is not deducted during the Pay-out Period.

The fee will be deducted pro rata from all Investment Options in the same proportion that your interest in each bears to your Contract's total accumulation value. The full administration fee will also be deducted at the time of total surrender, regardless of the date of surrender. However, in the case of a total surrender, the annual administration fee will also be waived if the accumulation value of your Contract is $25,000 or more on the date of surrender.

We also deduct a daily administrative expense charge at an annual rate of 0.25% of the assets of your Variable Account to help defray our expenses of administering Carillon Account and the Contract. This deduction also is guaranteed not to increase over the life of the Contract.

          We deduct asset-based charges each day at an annual rate of 0.25% for administering the Contracts and Carillon Account and 1.00% for assuming certain mortality and expense risks. We may increase the mortality and expense risk charge to as much as 2.00%.

Mortality and Expense Risk Charge

A "mortality and expense risk" charge will be deducted daily at a rate equal, on an annual basis, to 1.00% of your Contract's Variable Account. This charge may increase but we guarantee that it will never be more than 2.00%.

The mortality risk arises from our guarantees to make annuity benefit payments in accordance with the annuity tables in the Contract, regardless of how long the Annuitant lives and regardless of any improvement in life expectancy generally. This relieves Annuitants of the risk that they might outlive the funds that have been accumulated for retirement. The mortality risk also arises from our guarantee to pay death benefits equal to the total of all premiums paid under the Contract, with adjustments for any partial surrenders (including surrender charges), should you die during the Pay-in Period.

Our expense risk arises from the possibility that the amounts realized from the administration fees and surrender charge (which are guaranteed not to increase) will be insufficient to cover our actual administrative and distribution expenses. If these charges are insufficient to cover the expenses, the deficiency will be met from our general corporate funds, including amounts derived from the mortality and expense risk charge.

If amounts derived from the mortality and expense risk charge are insufficient to cover mortality costs and excess expenses, we will bear the loss. If the charge is more than sufficient, we will retain the balance as profit. We currently expect a profit from this charge.

       Surrender charges may be deducted upon surrender of your Contracts. 10% of your accumulation value may be withdrawn each Contract Year without a surrender charge. Aggregate surrender charges will never exceed 9% of aggregate premiums paid.


Surrender Charge (Contingent Deferred Sales Charge)

If you surrender your Contract in the first eight Contract Years, then a surrender charge will be imposed on the amount withdrawn as shown below:

--------------------------- ------- -------- ------- ------- ------- ------- ------- ------- ------------
Contract Year of Surrender    1        2       3       4       5       6       7       8     There-after
--------------------------- ------- -------- ------- ------- ------- ------- ------- ------- ------------
   Applicable Surrender
          Charge              7%       7%      6%      5%      4%      3%      2%      1%         0%
--------------------------- ------- -------- ------- ------- ------- ------- ------- ------- ------------

Notwithstanding the charges described above, partial surrenders totaling not more than 10% of your Contract's accumulation value (as of the date of the first partial surrender in the Contract Year) may be made each Contract Year without the imposition of the surrender charge. The cumulative total of all surrender charges is guaranteed never to exceed 9% of premiums. Also, PIP surrenders in a Contract Year totaling not more than 10% of the accumulation value (in the initial year, as of the date we approve the PIP agreement; in subsequent years, as of the first withdrawal requested that year) may be made without the imposition of the surrender charge.

Surrender charges on partial surrenders will be deducted pro rata from the value remaining in the Investment Option(s) from which the amount paid was withdrawn. However, if insufficient value remains to pay the surrender charges or if the entire amount in an Investment Option is withdrawn, then to the extent necessary, any surrender charge will be deducted from the amount to be paid. Any surrender charge on a total surrender of a Contract will be deducted from the amount paid.

The amounts we obtain from the surrender charge will be used to offset the distribution fee we pay to Ameritas Investment Corp. The surrender charge is not expected to recover all of the distribution costs associated with the Contracts. We will pay any shortfall out of our general surplus, which may include profits derived from the mortality and expense risk charge.

Certain surrenders of Contracts may also be subject to federal tax penalties. See Federal Income Tax Matters, page 31.

             If state law allows, we will waive surrender charges if
          your surrender is because you have a terminal illness or are confined to a "qualified" health care institution.

Terminal Illness/Confinement
Also, where permitted by state law, we will waive the surrender charge upon a full surrender or one or more partial surrenders of your Contract in the event of (1) or (2) below:

(1) You become confined in a qualified institution for a period of at least 30 consecutive days after the Contract Date, subject to the following:

o You must be a natural person (not a trust, corporation, or other legal entity).
o You must have been an owner of the Contract continuously since the Contract Date.
o You were not confined in a qualified institution at any time during the 60 day period just prior to the Contract Date.
o We receive a written request for full or partial surrender along with due proof of confinement within 12 months following such confinement.

o A "qualified institution" means any licensed hospital or licensed skilled or intermediate care nursing facility at which:
     o    medical treatment is available on a daily basis; and
     o    daily medical records are kept for each patient.

(2) You contract a terminal illness after the Contract Date, subject to the following:

o You must be a natural person (not a Trust, Corporation, or other legal entity).
o You must have been an owner of the Contract continuously since the Contract Date.
o    You have a life expectancy of less than 12 months.
o We must receive a written request for full or partial surrender together with a certificate from your attending physician stating your life expectancy and any other proof we may require.

o    "Physician" means a medical doctor licensed in the United States who:
     o    is operating within the scope of that license; and
     o    is not you and is not related to you.

                 The surrender charge may be reduced in certain
              circumstances, including in connection with sales to
                   groups or upon certain types of exchanges.

Other Waivers or Reductions of Surrender Charge
The surrender charge may be reduced in certain instances where a large number of Contracts are issued in connection with a single sale. For example, the charge may be reduced where a corporate pension plan funded by the Contracts results in the issuance of a number of Contracts to the same owner, or where an employer-sponsored salary-deduction plan results in Contracts being issued to a number of employees of one employer. Any reduction in the surrender charge will be non-discriminating by class of purchaser and will be based on reduced selling and other expenses.

The surrender charge may be modified for Contracts where the premium is a result of a transfer to or from:

o another Contract owned by the employer or another person for the benefit of the Contract Owner in connection with an employee benefit plan,
o a certificate (account) under certain of our group retirement annuity contracts, or
o    certain of our life insurance policies or annuity contracts.

In addition, the surrender charge will be eliminated with respect to any amount payable in connection with the surrender of a Contract where such amount is forfeited by an employee under the terms of an employee benefit plan and credited to another Contract issued in connection with the plan. The reduction or elimination of the surrender charge in the foregoing circumstances recognizes the reduction of selling expense in such circumstances.

Loan Interest

The interest rate charged on a loan balance is guaranteed not to exceed a maximum rate of 6%. This is also the current interest rate. The interest rate credited to the Accumulation Value that is collateral for the loan is 4%. Therefore, the net interest cost to the Contract Owner is 2% of the loan balance. (Loans are available only if your Contract is a Tax Sheltered Annuity (sometimes called a "TSA" or "403(b) plan") under federal tax law.)

Premium Taxes

We will deduct any premium taxes imposed by state or local law when incurred, which could be:
o    at the Maturity Date,
o    when a total surrender occurs, or
o when premiums are paid (we do not currently deduct premium taxes when premiums are paid).

If the charge for premium taxes is deducted at the Maturity Date, it will be taken from each Investment Option in the proportion that your interest in the Investment Option bears to the Contract's total accumulation value. If the charge for premium taxes is deducted when premiums are paid, it will be deducted from the premium before the premium has been allocated to the Investment Option(s). Applicable premium tax rates depend upon such factors as your state of residency and the insurance laws and our status in that state when the premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts.

           The Funds pay investment advisory fees and other expenses.

Fund Expenses

There are deductions from and expenses paid out of the assets of the Funds that are fully described in the Fund prospectuses.

                                  THE CONTRACT

                 Minimum premium payments are $25 for Qualified
                 Contracts and $50 for Nonqualified Contracts.


Purchasing a Contract

You can purchase a Contract by completing an application and having it and a premium of at least $25 for Qualified Contracts or $50 for Nonqualified Contracts sent to us by one of our registered representatives. Acceptance of an application is subject to our underwriting rules and we reserve the right to reject any application. We will credit initial premiums accompanied by completed applications to the Contract not later than two business days following receipt. In certain employer retirement plan situations, we will issue your Contract and apply the premiums when they are sent by your employer. If we cannot credit an initial premium to the Contract within five business days of our receipt of it, then we will return the premium immediately unless the applicant consents to our holding the premium for a longer period.

                  Subsequent premiums may be made at any time.

Premiums


After the first premium has been paid and accepted, you have flexibility (within the limits of your retirement plan, if any) in determining the size and frequency of subsequent premiums. Premiums may be paid at any time and in any amount, subject to the $25/$50 minimum, a maximum of $10,000 per Contract Year and a maximum of total premiums in the Contract of $1,000,000. We may waive the minimum/maximum, but a waiver in one instance does not constitute a waiver for any additional premiums.

              If you stop making premium payments and have a small accumulation value, we may terminate your Contract.

If you pay no premiums for two consecutive Contract Years (three if you live in New York), we may cancel your Contract and return its accumulation value (minus the administration fee and surrender charge, if applicable) but only if:

          o the accumulation value is less than $2,000 at the end of the two-year period (three in New York);

          o the total premium paid, less any partial surrenders, is less than $2,000; and

          o we have given you at least 30 days notice to pay an additional premium to prevent cancellation.

Your premiums will be allocated among the Investment Options in accordance with the instructions specified in your application for the Contract or as you may subsequently change them. You may allocate any portion of your premiums (subject to a $10 minimum) to any of the Investment Options. You may change your payment allocation instructions at any time, without charge, by providing us new instructions in a form acceptable to us.

               Accumulation units are used to measure the value of
                       your Variable Account subaccounts.

Crediting of Accumulation Units

We credit premiums that you allocate to your Variable Account to your Contract in the form of Accumulation Units. The number of Accumulation Units credited to your Contract is determined by dividing the amount you allocate to each subaccount of the Variable Account by the Accumulation Unit value for the corresponding Subaccount of Carillon Account for the Valuation Period during which your premium is received. (In the case of the initial premium, units are credited on the valuation date when we accept the application, or on the valuation date when we receive the initial premium, whichever is later.) The value of the Accumulation Units will vary in accordance with investment experience and expenses of the Portfolio in which the Subaccount invests.

During the Pay-in Period, your Contract's accumulation value equals the sum of the Variable Account and the Guaranteed Account credited to your Contract. The Variable Account is the sum of the value of all subaccounts of the Variable Account. The value of a subaccount equals the number of Accumulation Units credited to that subaccount times the value of the Accumulation Units for the corresponding Subaccount. For the value of the Guaranteed Account, see page 29.

Value of Accumulation Units

The value of Accumulation Units is expected to change every valuation period, and will depend upon the investment performance and expenses of the Portfolio in which each Subaccount invests. The Accumulation Units in each Subaccount are valued separately.

           The values of accumulation units vary with the performance of corresponding Portfolios. The values of accumulation
      units are computed at the close of business on each "valuation date."

A valuation period is the period between successive valuation dates, commencing at the close of business of each valuation date and ending at the close of business of the next succeeding valuation date. A valuation date is each day, Monday through Friday, when there are purchases or redemptions of Fund shares, except:

o when the New York Stock Exchange is closed (currently, New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday (observed), Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day (observed)); and

o any day on which changes in the value of the portfolio securities of a Portfolio will not materially affect the current net asset value of the shares of that Portfolio.

The value of each Accumulation Unit was initially set at $10. Thereafter, the value of an Accumulation Unit for any valuation period equals the value of such a unit as of the immediately preceding valuation period, multiplied by the "Net Investment Factor" for the current valuation period.

The Net Investment Factor for each Subaccount for any Valuation Period is determined by dividing (A) by (B) and subtracting (C) from the result, where:

(A) is:
o the net asset value per Portfolio share held in the Subaccount determined as of the end of the current valuation period; plus

o the per share amount of any dividend or capital gains distributions made by the Portfolio on shares held in the Subaccount if the "ex-dividend" date occurs during the current valuation period; plus or minus

o a per share charge or credit for any taxes incurred by or provided for in the Subaccount, which we determine to have resulted from the maintenance of the Subaccount (we do not believe that currently any taxes are incurred by Carillon Account); and

(B) is:
o the net asset value per Portfolio share held in the Subaccount determined as of the end of the immediately preceding valuation period (adjusted for an "ex-dividend"); plus or minus
o the per share charge or credit for any taxes provided for during the immediately preceding valuation period; and

(C) is:
o a factor representing the daily charges we deduct from Carillon Account for administrative expenses and assumption of the mortality and expense risks under the Contract. The factor is equal to 0.000034034 for a one-day valuation period.

Self-Service Access to Information and Services

You will be able to review information and request service concerning your Contract by visiting our website, www.unioncentral.com.

You will need your contract number and taxpayer identification number to establish initial access to our client service system on our website, Service Central. As part of the initial log in to Service Central, you will create your own unique user identification and password. Once you have logged on to Service Central, you will be able to perform the functions described below (you can also assign these rights to an annuitant):

choose electronic delivery of certain future mailings (this feature available only online)
check Contract values
verify address and beneficiary information transfer balances among Subaccounts rebalance your Subaccount balances change your allocation of future premiums view statements and correspondence request a statement request service forms change your password

We reserve the right to modify, suspend or discontinue Service Central online at any time and without prior notice.

           During the Pay-in Period, you may make 6 free transfers per
                Contract Year from or among the Variable Account
           subaccounts. Additional transfers cost $10 each. Transfers from the Guaranteed Account are subject to restrictions.

Transfers

During the Pay-in Period, you may transfer amounts among subaccounts of your Contract's Variable Account subject to the terms and restrictions imposed by your Contract and the Funds. You may also transfer amounts up to the greater of:

o 20% of the value of the Guaranteed Account (as of the first day of the Contract Year), or
o    $1,000

from the Guaranteed Account to subaccount of the Variable Account each Contract Year. There is no maximum on amounts that may be transferred out of a subaccount of the Variable Account into the Guaranteed Account. The minimum amount that may be transferred is $300, or if less, the entire amount in the Investment Option.

During the Pay-in Period, you may make up to six free transfers each Contract Year. However, we will impose a transfer fee (currently $10 and guaranteed not to exceed $100) for each transfer in excess of six. We currently waive transfer fees. If after a transfer the amount remaining in any Investment Option is less than $25, then the entire amount will be transferred instead of the requested amount.

Your transfer requests must be made by written or telephone or electronic instructions which specify in detail the requested changes. Transfers from subaccounts of the Variable Account will be made based on the Accumulation Unit values at the end of the valuation period during which we receive the transfer request at our Home Office (address and phone number on the first page of this prospectus). If you are participating in the Portfolio Rebalancing Plan and you make transfers without altering your Portfolio Rebalancing Plan instructions, at the next rebalancing, your balances will be reallocated according to your Portfolio Rebalancing Plan.

During the Pay-out Period, the Annuitant can change the reserve basis (contract reserves for the specific variable annuity contract involved) for the variable annuity benefit payments he or she is receiving once in each 12 months after the first 12 months. Such a change in reserve basis for variable annuity benefit payments will result in subsequent annuity benefit payments being based on the investment performance of the Subaccount to which annuity reserves have been transferred.

Certain third parties may offer you asset allocation services for your Contract. Fees you pay for such asset allocation services are in addition to any Contract charges. WE DO NOT ENDORSE, APPROVE OR RECOMMEND THESE SERVICES.

Excessive Trading: Your Contract is a long-term investment and is not designed for frequent transfers of your accumulation value among your Subaccounts. Frequent or excessive transfers put the Portfolios, Contract Owners, and Beneficiaries at risk. These risks include:
     o the dilution of interests of long-term investors in a Subaccount if purchases or transfers into or out of a Portfolio are made at prices that do not reflect an accurate value for the Portfolio's investments;
     o an adverse effect on Portfolio management, such as impeding a Portfolio manager's ability to sustain an investment objective, causing a Portfolio to maintain a higher level of cash than would otherwise be the case, or causing a Portfolio to liquidate investments prematurely (or at an otherwise inopportune time) to pay partial withdrawals or transfers out of the Portfolio; and
     o    increased brokerage and administrative expenses.

The risks and costs are borne by all Contract Owners invested in those Subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and other transfers (the "Procedures") and we do not make special arrangements or grant exceptions to accommodate market timing or other potentially disruptive or harmful trading. Do not invest in this Contract if you intend to conduct market timing or other potentially disruptive trading.

Detection. We employ various means to attempt to detect and deter market timing and disruptive trading. However, despite our monitoring, we may not be able to detect or stop all harmful trading. In addition, because other insurance companies and retirement plans with different policies and procedures may invest in the Portfolios, we cannot guarantee that all harmful trading will be detected or that a Portfolio will not suffer harm from programmed, large, frequent, or short-term transfers among the subaccounts of variable products issued by those companies or retirement plans.

Deterrence. If we determine that you have engaged in excessive trading, we will take one or more of the following actions:

Revoke your privileges to make transfers by telephone and internet; Limit your transfers to those requests made by regular U.S. mail;
We reserve the right to charge a fee of up to $15 per transfer.

You will be notified by letter if we determine you have exceeded the number or frequency of transfers allowed, if there is a transfer in and out of the same fund within 30 days, or if we limit your access to transfers to requests made by regular U.S. mail. We reserve the right to reject any transfer from any Contract Owner we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a Portfolio.

Systematic transfers, including our Dollar Cost Averaging, Portfolio Rebalancing or Interest Sweep program will not be counted toward your limit on the number and frequency of transfers. We will implement transfers requested in writing and sent by U.S. mail first, in the order postmarked, then telephone or Internet requests second, in the order received.

Our ability to detect and deter such transfer activity is limited by our operational and technological systems, as well as by our ability to predict strategies employed by Contract Owners (or those acting on their behalf) to avoid detection. Accordingly, despite our best efforts, we cannot guarantee that the Procedures will detect or deter frequent or harmful transfers by such Contract Owners or intermediaries acting on their behalf. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

We apply the Procedures consistently to all Contract Owners without waiver or exception.

Portfolio Frequent Trading Policies. The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Portfolios describe any such policies and procedures. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the polices and procedures we have adopted to discourage market timing and other programmed, large, frequent, or short-term transfers. Contract Owners should be aware that we are contractually obligated to provide Contract Owner transaction data relating to trading activities to the underlying funds on written request and, on receipt of written instructions from a fund, to restrict or prohibit further purchases or transfers by Contract Owners identified by an underlying fund as having engaged in transactions that violate the trading policies of the fund.

Omnibus Orders. Contract Owners and other persons with material rights under the Contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance contracts and individual retirement plan participants. The omnibus nature of these orders may limit each Portfolio's ability to apply its respective frequent trading policies and procedures. We cannot guarantee that the Portfolio will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the Portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other Contract Owners of Portfolio shares, as well as the Contract Owners of all of the variable annuity or variable life insurance policies whose variable investment options correspond to the affected Portfolios. In addition, if a Portfolio believes that an omnibus order we submit may reflect one or more transfer requests from Contract Owners engaged in market timing and other programmed, large, frequent, or short-term transfers, the Portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

Administrative Practices Regarding Transfers: All transfers among subaccounts of your Contract will be processed to receive the next available price. If your request arrives at Union Central after the close of regular trading on the New York Stock Exchange, whether the close is at 4:00 p.m. Eastern Time or at some earlier or later hour, your instructions will be processed to receive the price as of the following valuation date. You may only make one transfer per day. We will send you a written confirmation of all electronic transfers within five business days. However, if we cannot complete a transfer as requested, our customer service representative will contact you in writing. CAUTION: We will act on instructions from anyone who provides the necessary information; we will not be able to verify that the person providing electronic transfer instructions by telephone or Service Central is you or is authorized by you.

         You may make transfers, including Portfolio Rebalancing, Dollar
               Cost Averaging, and Interest Sweep, by telephone.

Telephone Transfers: You are eligible to make transfers, including Portfolio Rebalancing, Dollar Cost Averaging, and Interest Sweep, pursuant to telephone instructions unless you tell us in writing that you do not want to make transfers by telephone.

Telephone transfer instructions may be made by calling 1-800-319-6902 between 8:00 a.m. and 6:00 p.m. (Eastern Time) on days when we are open for business. Each telephone exchange request must include a precise identification of your Contract and other designated identifiers. We may accept telephone exchange requests from any person who properly identifies the correct Contract number and other designated identifiers. Thus, you risk possible loss of interest, capital appreciation and principal in the event of an unauthorized telephone exchange. Neither we nor the Funds nor Ameritas Investment Corp. (the principal underwriter of the Contracts) will be liable for complying with telephone instructions we reasonably believe to be authentic, nor for any loss, damage, cost or expense in acting on such telephone instructions, and you will bear the risk of any such loss. We will employ reasonable procedures to confirm that telephone instructions are genuine. If we do not employ such procedures, we may be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of such transactions to Contract Owners, and/or recording of telephone transfer request instructions received from Contract Owners. We may record all or part of any telephone conversation relating to transfer instructions without prior disclosure.

Telephone instructions apply only to previously invested amounts and do not change the investment of any future premiums paid under the Contract. You may change allocations of future premium payments by providing us new instructions in a form acceptable to us.

Note: During periods of drastic economic or market changes, telephone transfers may be difficult to implement. At such times, requests may be made by regular or express mail and we will process them pursuant to the terms and restrictions already described in this section.

We reserve the right to modify, suspend or discontinue the telephone transfer privilege at any time and without prior notice.

                 You may pre-arrange certain types of transfers,
                    including ones in connection with Dollar
                      Cost Averaging, Portfolio Rebalancing
                          and Interest Sweep programs.

Special Transfers - Dollar Cost Averaging

We administer a dollar cost averaging ("DCA") program that enables you to pre-authorize a periodic exercise of your right to transfer amounts among subaccounts of the Variable Account. By entering into a DCA agreement, you instruct us to transfer monthly (as of the first business day of the month) a predetermined dollar amount from the DWS Money Market VIP subaccount to other subaccounts of your Variable Account until the amount in your DWS Money Market VIP subaccount is exhausted. The minimum amount of a DCA transfer is $100. You may terminate your DCA agreement at any time by notifying us in writing at least five business days prior to the next scheduled transfer date. If you use the telephone procedures described above, the termination would become effective the same day, so long as your call was received by the time the New York Stock Exchange closes on that day.

Transfers made pursuant to the DCA program are not subject to a transfer charge and do not affect your Contract right during the Pay-in Period to make up to six transfers each Contract Year without charge.

By allocating specific amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. There is no guarantee, however, that such an investment method will result in profits or prevent losses.

If you are interested in the DCA program, you may elect to participate in it by separate application, either by submitting paper or by telephone request as described above. We reserve the right to alter the terms or suspend or eliminate the availability of the DCA program at any time.


Portfolio Rebalancing Plan

You may elect to establish a Portfolio Rebalancing Plan. Under such a plan, you may tell us (in your application or by separate application, either by submitting paper or by telephone request as described above) the percentage levels you would like to maintain among the subaccounts of your Variable Account. These allocations may be based on asset allocation models which your agent may present to you. On a quarterly, semi-annual or annual basis (as you select), we will automatically rebalance the subaccounts of your Variable Account to maintain the indicated percentages by transfers among the subaccounts. The entire value of the subaccounts of your Variable Account must be included in your Portfolio Rebalancing Plan. If you make transfers without changing your Portfolio Rebalancing Plan instructions, at the next rebalancing, your balances will be reallocated according to your Portfolio Rebalancing Plan. Other investment programs, such as the DCA program, Interest Sweep Plan (see below), or other transfers or withdrawals may not be appropriate in concert with the Portfolio Rebalancing Plan. Transfers made pursuant to the Portfolio Rebalancing Plan are not subject to a transfer charge and do not affect your right to make up to six free transfers each Contract Year during the Pay-in Period. You may terminate your Portfolio Rebalancing Plan at any time by notifying us in writing at least five business days prior to the date of the next rebalancing. If you use the telephone procedures described above, the termination would become effective the same day, so long as your call was received by the time the New York Stock Exchange closes on that day.

The Portfolio Rebalancing Plan is not available for amounts in the Guaranteed Account. We reserve the right to alter the terms or suspend or eliminate the availability of the Portfolio Rebalancing Plan at any time.

Interest Sweep Plan

If you have an allocation in the Guaranteed Account, you may elect (in your application or by separate application, either by submitting paper or by telephone request as described above) to have the interest credited to the Guaranteed Account periodically transferred (or "swept") into specified subaccounts of the Variable Account. The sweep may be done on a quarterly, semi-annual or annual basis. You may terminate your Interest Sweep Plan at any time by notifying us in writing at least five business days prior to the date of the next periodic sweep. If you use the telephone procedures described above, the termination would become effective the same day, so long as your call was received by the time the New York Stock Exchange closes on that day. Transfers made pursuant to the Interest Sweep Plan are not subject to a transfer charge and do not affect your right to make up to six free transfers each Contract Year during the Pay-in Period. We reserve the right to alter the terms or suspend or eliminate the availability of the Interest Sweep Plan at any time.

               Asset Allocation Programs are intended to mitigate
                  investment risk. There is still a risk that
                 investing pursuant to a model will lose value.

Model Asset Allocation Program

We may offer a model asset allocation program. However, you always have the ability to construct your own asset allocation plan from among the investment options available in your Contract. Model asset allocation programs are intended to match model risk tolerance and investment objectives with the investment options available in your Contract.

To assist you in your selection of an asset allocation model, our Model Asset Allocation program uses the Morningstar Asset Allocator. This tool was developed by Morningstar Associates, LLC ("Morningstar") and is offered to you through a license agreement between Morningstar and our affiliate Ameritas Investment Corp.

("AIC"). The Model Asset Allocation program consists of five models, ranging from aggressive to conservative. Morningstar provides AIC with ongoing recommendations and monitoring of the Portfolios that comprise the models.

To participate in the asset allocation program:

     o AIC will serve as your investment adviser fiduciary for the program solely for purposes of development of the models and periodic updates to the models. You must give AIC your written consent and discretionary authority for AIC to give us instructions to allocate your premiums (or, for an existing Contract, Contract value) pursuant to the allocations of the model you select. AIC will also periodically instruct us to change your allocations consistent with any changes to the model made by AIC as recommended by Morningstar. AIC has no discretionary authority to execute any other transfers for your Contract.
     o   You must complete the Morningstar Asset Allocator Questionnaire.
     o You must allocate all of your Contract value to one asset allocation model. We must receive notice of your asset allocation model election either by written notice or Internet (when available) before we can begin a program for you. Only you can select which model is best for you. The Asset Allocator Questionnaire can be an aid, but neither it nor AIC will make this decision for you. You may wish to consult with your own financial professional to determine whether participation in the program is best for you, and if so, which model is most suitable.
     o Each calendar quarter we will automatically rebalance the Subaccount values to be consistent with the allocation percentages for the program model that you elected. Such rebalancing will be disclosed in quarterly statements to you. Performance of each model is updated daily on our website and is available upon request.
     o Annually, AIC will re-evaluate and may make changes to each investment level model based upon Morningstar's recommendations. When AIC updates the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Contract value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Model Asset Allocation program.
     o If you are currently participating in a Model Asset Allocation model and you make changes to your allocations outside the model, you will not receive future notifications of model changes. You will then be considered as having withdrawn from the Model Asset Allocation program and as having cancelled your relationship with AIC for purposes of implementing the program with your Contract.

     o   AIC is compensated by us as principal underwriter for the Policies.
         We and AIC may receive fees for administrative services from other Portfolios in the models. This additional compensation and related responsibilities may create conflicts of interest as AIC determines what Portfolios should be in the models. Also, Calvert Variable Series, Inc. and Summit Mutual Funds, Inc., which are part of the UNIFI Mutual Holding Company and therefore are affiliated with us, have Portfolios offered through the Contract (these Portfolios may or may not be included in the models). We believe any potential risk of a conflict of interest in these arrangements is reduced or eliminated by contracting with Morningstar to independently evaluate and recommend the selection, allocation weighting, and periodic updates regarding Portfolios in the models.


There is no additional charge for selecting the Model Asset Allocation program. Although asset allocation programs are intended to mitigate investment risk, there is still a risk that investing pursuant to a model will still lose value. For information about risks of participating in the Model Asset Allocation program and more detail about the program, including more information about conflicts of interest, ask for a copy of this prospectus' Statement of Additional Information. More information about AIC's role as investment advisor for the program is available on AIC's Form ADV Part II which is delivered to you at the time you subscribe to the program. We may modify or discontinue the model asset allocation program at any time.

          Full or partial surrenders give you access to your Contract's accumulation values. Surrender charges and penalty taxes
                          may apply to some surrenders.

Surrenders

Please note: If required under federal law, we may have to block your Contract and refuse to honor any request for transfers, surrenders, or death benefits until instructions are secured from the appropriate regulator.

You may make cash withdrawals (surrenders) of all or part of your Contract's accumulation value at any time during the Pay-in Period (subject to any restrictions imposed in connection with your retirement plan). Surrender requests must be made in writing according to our procedures. Surrenders cannot be made by telephone. We will allow facsimile request forms and signatures to be used for the purpose of a written notice authorizing withdrawals from your Contract. You may complete and execute a withdrawal form and send it to our service center fax number, 402-467-6153. We offer this method of withdrawal as a service to meet your needs when turnaround time is critical. However, by not requiring an original signature, there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Contract (including withdrawals) without your knowledge.

Surrenders include, but are not limited to, transactions commonly referred to as withdrawals, external transfers, rollovers and exchanges under Section 1035 of the Code. The amount available is your Contract's accumulation value at the end of the valuation period during which we receive the proper written request, minus any surrender charges, administration fee and premium taxes not previously deducted. Surrenders from the Variable Account generally will be paid within seven days of receipt of the written request. For surrenders from the Guaranteed Account, see page 29. For restrictions applicable to certain surrenders under Contracts issued in connection with plans adopted pursuant to Section 403(b) of the Code, see Qualified Plans.

The minimum partial surrender is $100 or the entire amount in the Investment Option, whichever is less. If the amount remaining in the Investment Option would be less than $25 after the surrender (and deduction of the surrender charge, if any), then the request will be considered to be a request for surrender of the entire amount held in the Investment Option. If a partial surrender plus any surrender charge would reduce the Contract's accumulation value to less than $100, then a request for a partial surrender will be treated as a total surrender of the Contract and the entire accumulation value, less any charges, will be paid out.

Under certain circumstances, surrenders will be subject to surrender charges described at page13. Under certain circumstances, surrenders may also be subject to a 10% tax penalty.

The full administration fee, if applicable, will also be deducted from your Contract at the time of total surrender regardless of the date of surrender. For total surrenders, any surrender charge and administration fee will be deducted from the amount paid.

We will implement partial surrenders by canceling Accumulation Units in an amount equal to the withdrawal and any applicable surrender charge. You may designate the Investment Option from which your surrender should be made. If you make no designation, your requested amount will be withdrawn from each of your Investment Options (in the proportion the Investment Option bears to your accumulation value). The surrender charge, if any, will be deducted from the value remaining after payment of the requested amount, or from the amount paid if the entire amount in an Investment Option is surrendered.

Since you assume the investment risk with respect to amounts allocated to your Variable Account (and because there are certain charges), the total amount paid upon total surrender of your Contract (including any prior surrenders) may be more or less than the total premiums that you paid.

           Personal Income Plans allow you to pre-arrange surrenders.

Personal Income Plan

We administer a Personal Income Plan (PIP) that enables you to pre-authorize periodic surrenders by entering into a PIP agreement with us that instructs us to withdraw a level dollar amount or percentage of your Contract's accumulation value on a monthly, quarterly, semi-annual or annual basis, or authorize us to calculate and distribute a required minimum distribution every year. To the extent that the total of PIP surrenders in a Contract Year exceeds

10% of your accumulation value (in the initial year, as of the date we approve the PIP agreement; in subsequent years, as of the first day of that Contract
Year), a surrender charge may be applicable. PIP surrenders may also be subject to the 10% federal tax on early withdrawals.


Loans  (403(b) PLANS ONLY)

Loans are available for Tax Sheltered Annuities under IRC Section 403(b). Each loan must be:
     o    requested and repaid prior to the Maturity Date.
     o at least $2,500 but not more than $50,000 (including the sum of the new loan and the highest outstanding loan balance(s) during the last 12 months).
     o    equal to or less than 50% of the cash value of the Guaranteed Account.
     o repaid in substantially equal payments, at least quarterly, over a period of 5 years (10 years if used to acquire a primary residence).
     o automatically defaulted and treated as a deemed distribution (or actual distribution, if circumstances allow) if scheduled payments are not received by the due date or within the grace period.


                           BENEFITS UNDER THE CONTRACT

           During the Pay-in Period, a death benefit at least equal to premiums paid (less surrenders and related surrender
      charges) will be paid to the Beneficiary upon the death of the Owner.

Death Benefits

If you are the Annuitant and you die during the Pay-in Period, then a death benefit will be paid to your Beneficiary, but if you are not the Annuitant, and the Annuitant dies during the Pay-in Period, you will be treated as the Annuitant until you name a new Annuitant. If you are not the Annuitant, and you are a trust or corporation or some other entity that is not a living person, and the Annuitant dies during the Pay-in Period, we will pay the death benefit to your designated Beneficiary. Disclosure related to prior Contracts' definition of contract owner and their provisions concerning death benefits are as shown in Appendix D.

Subject to state insurance law, the death benefit will be the greater of:
o the sum of all premiums paid less any amounts deducted in connection with partial surrenders, including any surrender charge associated with those partial withdrawals; or
o the Contract's accumulation value on the date we receive Due Proof of Death and the beneficiaries' election or instructions for payment.

This formula guarantees that the death benefit will at least equal the sum of all premiums paid (less any partial surrenders and surrender charges on such partial withdrawals), independent of the investment experience of Carillon Account.

Until we receive Due Proof of Death and instructions, in the proper form, from your Beneficiaries, your Contract will remain allocated to the Subaccounts you chose, so the amount of the Death Benefit will reflect the investment performance of those Subaccounts during this period. If your Contract has multiple Beneficiaries, death benefit proceeds will be calculated when we first receive Due Proof of Death and instructions, in proper form, from any Beneficiary. The death benefit proceeds still remaining to be paid to other Beneficiaries will continue to fluctuate with the investment performance of the Subaccounts you chose, until each Beneficiary has provided us instructions in the proper form..

In most cases, when death benefit proceeds are paid in a lump sum, we will pay the death benefit proceeds by establishing an interest bearing account for the beneficiary, in the amount of the death benefit proceeds payable. We will send the beneficiary a checkbook within 7 days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the account.

If your spouse is your sole designated Beneficiary, the Contract will remain allocated to the Subaccounts you chose, even after we receive Due Proof of Death, until your spouse makes an election to either (1) continue the Contract as successor owner or (2) act as a beneficiary and choose a payment option. If you are holding the Contract in a name other than your own (i.e., as trustee of a trust), or if you designate a trust as your Beneficiary, you should consult a tax adviser concerning how this may affect your spouse's beneficiary rights under federal tax laws.

If the Annuitant dies during the Pay-out Period, we will provide the death benefit, if any, contained in the particular annuity benefit option elected. See page 27.

      You select the Maturity Date (when you stop paying premiums and start receiving annuity benefit payments) and may change it
               subsequently by giving us 30 days' written notice.

Annuity Benefit Payments

Maturity Date--You may specify at the time of application the day that annuity benefit payments will commence under the Contract (the "Maturity Date"). You may change your Maturity Date at any time, provided we receive written notice of the change at least 30 days before the previously specified Maturity Date. The Maturity Date must be:
o at least one month after the Contract Date (thirteen months after in New Jersey and New York);
o    the first day of a calendar month; and
o no later than the Annuitant's 95th (90th in New York) birthday (particular retirement plans and certain states may impose additional limitations).

Type of Income Payments--You may specify any proportion of your Contract's accumulation value (less premium taxes, if any) to be applied to a variable annuity or a fixed annuity. Variable annuity benefit payments will vary in accordance with the investment experience of the Subaccount(s) you select.

          You select a fixed or variable annuity benefit payment option at least 30 days prior to the Maturity Date.

At least 30 days before the Maturity Date, you must select how your Contract's accumulation value will be used to provide the monthly annuity benefit payments. If no selection is made, we will provide a fixed annuity with the proceeds of your accumulation value at maturity.

If the total accumulation value to be applied to an annuity benefit option, in the aggregate, is less than $5,000 ($2,000 in Massachusetts, New York and Texas), we will have the option of paying the accumulation value in a lump sum. If the total first monthly payment (combined Fixed and Variable) determined under the annuity benefit option selected, in the aggregate, is less than $50 ($20 in New York), we may change the payment frequency of annuity benefit payments to quarterly, semiannually or annually, or, depending on state law, we may have the option of paying the accumulation value in a lump sum.

Variable Annuity Benefit Payments

If you select a variable annuity, the amount of the first monthly annuity benefit payment will be based on your Contract's Investment Option allocation and will be obtained from the appropriate Option Table in your Contract. Subsequent monthly income payments will vary based on the investment experience of the Subaccount(s) used to reserve for the annuity.

Amount of Variable Annuity Benefit Payments--The amount of variable annuity benefit payments will depend not only upon the investment experience of the Subaccounts you select, but also upon the amount of any premium tax, the age (and possibly sex) of the Annuitant, and the annuity benefit option chosen. We guarantee that the annuity benefit payments:
o will not be affected by any variation in the actual mortality experience of the Annuitant(s) from what was assumed in determining the amount of the first monthly payment, and
o will not be affected by the actual amount of expenses we incur in administering the Contract.

Because variable annuity benefit payments will vary with the investment results of the Subaccounts, the amounts of those payments cannot be predetermined.

                   Fixed annuity benefit payments are based on
                    interest credited at a guaranteed rate.

Fixed Annuity Benefit Payments

If you select a fixed annuity, the amount of the annuity benefit payments will be determined by applying the accumulation value you want to apply to a fixed annuity at rates at least as favorable as those in the applicable annuity Option Table, in accordance with the annuity benefit option elected. This will be done at the Maturity Date. The annuity Option Tables contained in your Contract state your minimum interest rate.

We guarantee the amount of fixed annuity benefit payments. The payment depends on the annuity benefit option elected, the amount of any premium tax, the age (and possibly sex) of the Annuitant, and the amount applied to purchase the fixed annuity.

No transfers may be made with respect to fixed annuity benefit payments.

      A variety of annuity benefit payment options are available, including ones in which you receive payments for life or for the longer of life or a specified number of years and ones based on a single life or on the joint lives of two people.

Annuity Benefit Payment Options--You may elect a fixed annuity, a variable annuity, or a combination fixed and variable annuity. All of the annuity benefit options listed below (except the alternate annuity option) are available as either fixed or variable annuities.

Up to 30 days before the Maturity Date, you may change the annuity benefit option. If an option is chosen which depends on the continuation of the life of the Annuitant or of a contingent Annuitant, proof of age will be required before annuity benefit payments begin. The annuity benefit options include:

Option 1: Life Annuity--

o Nonrefund. We will make payments during the lifetime of the Annuitant. No payments are due after the death of the Annuitant. It is possible under this option that only one payment will be made if the Annuitant dies before a second payment is due, or that only two payments will be made if the Annuitant dies before the third payment, and so forth.

o 5-Years Certain. We will make payments for at least five years, and after that during the lifetime of the Annuitant. No payments are due after the death of the Annuitant or, if later, the end of the five-year period certain.

o 10-Years Certain. We will make payments for at least 10 years, and after that during the lifetime of the Annuitant. No payments are due after the death of the Annuitant or, if later, the end of the 10-year period certain. (This option will apply unless you select a different option.)

o Installment Refund. We will make payments for a period certain and after that during the lifetime of the Annuitant. No payments are due after the death of the Annuitant or, if later, the end of the period certain. The number of period certain payments is equal to the amount applied under this option divided by the amount of the first annuity payment; provided, however, that the amount of the final period certain payment shall be multiplied by that part of the answer which is not a whole number.

Option 2: Joint and Survivor Life Annuity--

o Joint and Survivor Nonrefund. We will make payments during the joint lifetime of the Annuitant and contingent Annuitant. Payments will then continue during the remaining lifetime of the survivor of them. No payments are due after the death of the last survivor of the Annuitant and contingent Annuitant. It is possible under this option that only one monthly annuity payment will be made if the Annuitant and contingent Annuitant both die before the second payment is made, or that only two payments will be made if they both die before the third payment, and so forth.

o Joint and Survivor with 10-Year Certain. We will make payments for 10 years and after that during the joint lifetime of the Annuitant and contingent Annuitant. Payments will then continue during the remaining lifetime of the survivor of them. No payments are due after the death of the survivor of the Annuitant and contingent Annuitant or, if later, the end of the 10-year period certain.

Instead of a settlement in accordance with the annuity benefit options described above, you may choose an alternate type of fixed annuity payment. Such alternate annuity option shall be based on rates at least as favorable as those for fixed-dollar single-premium immediate annuities we are issuing on the Maturity Date. This alternate annuity option may only be elected within 30 days before the Maturity Date.

If the Annuitant dies on or after the Maturity Date, but before annuity benefit payments have been made for a guaranteed period, if any, we will continue payments to the Beneficiary until the rest of the guaranteed payments have been made. If no Beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in the annuity Option Table from which the payments were determined) and pay that sum to the estate of the last to die of the Annuitant and the Beneficiary.

                             THE GUARANTEED ACCOUNT

           Interests in the Guaranteed Account are not securities and Union Central is not an investment company.

Premiums allocated to the Guaranteed Account and transfers to the Guaranteed Account become part of our general assets, which support our insurance and annuity obligations. Because of exemptive and exclusionary provisions, interests in the Guaranteed Account have not been registered under the Securities Act of 1933 ("1933 Act") nor is Union Central registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). Accordingly, neither Union Central nor any interests in our general assets generally are subject to the provisions of the 1933 or 1940 Acts and it is understood that the SEC staff has not reviewed the disclosures in this prospectus which relate to the fixed portion of the Contract. Disclosures regarding the fixed portion of the Contract and Union Central, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. For complete details regarding the fixed portion, see the Contract itself.

General Description

The Guaranteed Account is the value of the Contract that is part of our general assets, other than those allocated to subaccounts of the Carillon Account. You may elect to allocate all or part of your premiums to the Guaranteed Account, and you may also transfer values from your Variable Account to the Guaranteed Account. We bear the full investment risk for all amounts allocated or transferred to the Guaranteed Account, whereas you bear the investment risk for amounts allocated or transferred to your Variable Account. We have sole discretion to invest our general assets, including assets funding the Guaranteed Account, subject to applicable law.

            We guarantee that amounts you allocate to the Guaranteed
                Account will accumulate at a rate of at least the
           guaranteed rate stated in your Contract. We may credit more than the guaranteed rate of interest at our discretion.

Guaranteed Account Accumulations

We guarantee that we will credit interest to the Guaranteed Account at a rate at least equal to the guaranteed rate stated in your Contract. Interest in excess of the guaranteed rate may be used in the calculation of the Guaranteed Account at such increased rates and in such a manner as we may determine. Any interest credited to the Guaranteed Account in excess of the minimum guaranteed rate stated in your Contract will be determined in our sole discretion.

We guarantee that, during the Pay-in Period, the Guaranteed Account of the Contract will be at least equal to:
o    the total of all net premiums allocated to the Guaranteed Account; plus
o the total of all amounts transferred to the Guaranteed Account from the Variable Account; minus
o the total of all amounts transferred from the Guaranteed Account to the Variable Account (including the transfer fee); minus
o the total of any administration fees attributable to the Guaranteed Account; minus
o the total of all partial surrenders from the Guaranteed Account (including any surrender charge); plus
o interest accumulated in the Guaranteed Account (the minimum guaranteed interest rate varies according to state law and is stated in your Contract).

            You may surrender all or part of your Guaranteed Account
               during the Pay-in Period, but we may delay paying
                  your surrender proceeds for up to 6 months.

Surrenders

You may surrender all or part of your Guaranteed Account value at any time during the Pay-in Period prior to the death of the Annuitant. We intend to pay surrender requests upon receipt but reserve the right to delay payment of all surrenders from the Guaranteed Account for up to six months. Surrenders from the Guaranteed Account generally are subject to the same provisions that apply to surrenders from the Variable Account, discussed under "Surrenders" on page 24.

         Transfers from the Guaranteed Account to the Variable Account may be made during the Pay-in Period. No more than the greater of 20% of your Guaranteed Account (as of the first day of the Contract Year) or $1,000 may be so transferred in a Contract Year.

Transfers

Amounts may be transferred between the Guaranteed Account and subaccounts of the Variable Account, at any time during the Pay-in Period. During the Pay-in Period, you may transfer up to the greater of
o 20% of the value of your Guaranteed Account (as of the first day of the Contract Year), or
o    $1,000

to one or more subaccounts of your Variable Account each Contract Year. The minimum amount that may be transferred is $300, or if less, the entire amount in the Investment Option.

                                 GENERAL MATTERS

            You designate a Beneficiary to receive benefits upon your
          death during the Pay-In Period or the death of the Annuitant during the Pay-Out Period.

Designation of Beneficiary

The Beneficiary is the person (or persons) you designate as such in your application and is the person or persons to whom benefits will be paid during the Pay-In Period upon your death, or the Annuitant's, if you are an Owner in the form of a trust or a corporation, or any other form than a living person. During the Pay-Out Period, the Beneficiary is the person to whom any remaining benefits will be paid upon the death of the Annuitant. Subject to the terms of any existing assignment or the rights of any irrevocable Beneficiary, you may change the Beneficiary by providing us with written notice. Any change will be effective at the time you signed it. We will not, however, be liable as to any payment or settlement made prior to receiving the written notice.

            In the first 10 days after you receive your Contract, you
             may return it and receive a refund from which surrender
                            charges are not deducted.


10-Day Right to Examine Contract

If you are not satisfied with the Contract, you may void it by returning it to us or our agent from which it was purchased within 10 days of receipt, or longer where required by state law. You will then receive a full refund of any premium paid, or, in certain states, the Contract's accumulation value.

Contract Owner's Inquiry

You may make inquiries concerning your Contract by calling us at (800) 319-6902, or writing c/o Annuity Administration, P.O. Box 40888, Cincinnati, Ohio 45240.

Contract Owner's Reports

Each calendar year quarter you will be sent a report at your last known address showing the following information, as of the end of the current report period: accumulation value; cash surrender value; amount of interest credited to the Guaranteed Account; change in value of the Variable Account; premiums paid since the last report; partial cash surrenders; expense charges; and any other information required by law. You will also be provided, via mail or electronic delivery, an annual and a semi-annual report for each Portfolio underlying a subaccount to which you have allocated accumulation value, including a list of the securities held in each Portfolio. In addition, when you pay premium payments, or if you transfer amounts or make partial cash surrenders, you will receive a written confirmation of these transactions. Confirmations of certain automated transactions will be included in the quarterly statement you receive. These include transactions such as applications of automatic premium payments, portfolio rebalancing, dollar cost averaging, and interest sweeps.

Please review your confirmations and quarterly statements carefully. If you find an error, please report it to us within 30 days of your receipt of the confirmation or statement.

                           FEDERAL INCOME TAX MATTERS

This discussion of how federal income tax laws may affect investment in your variable annuity is based on our understanding of current laws as interpreted by the Internal Revenue Service ("IRS"). It is NOT intended as tax advice. All information is subject to change without notice. We make no attempt to review any state or local laws, or to address estate or inheritance laws or other tax consequences of annuity ownership or receipt of distributions. You should consult a competent tax adviser to learn how tax laws apply to your annuity interests.

Section 72 of the Internal Revenue Code of 1986, as amended, (the "Code") governs taxation of annuities in general and Code Section 817 provides rules regarding the tax treatment of variable annuities. Other Code sections may also impact taxation of your variable annuity investment and/or earnings.

Tax Deferrals During Accumulation Period
An important feature of variable annuities is tax-deferred treatment of earnings during the accumulation phase. An individual owner is not taxed on increases in the value of a Contract until a withdrawal occurs, either in the form of a non-periodic payment or as annuity payments under the settlement option selected.

Taxation of Withdrawals
Withdrawals are included in gross income to the extent of any allocable income. Any amount in excess of the investment in the Contract is allocable to income. Accordingly, withdrawals are treated as coming first from the earnings, then, only after the income portion is exhausted, as coming from principal.

If you make a withdrawal, not only is the income portion of such a distribution subject to federal income taxation, but a 10% penalty may apply. However, the penalty does not apply to distributions:
     o    after the taxpayer reaches age 59 1/2;
     o    upon the death of the owner;
     o    if the taxpayer is defined as totally disabled;
     o as periodic withdrawals that are a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and the beneficiary;
     o    under an immediate annuity; or
     o    under certain other limited circumstances.

Taxation of Annuity Payments
Earnings from a variable annuity are taxable only upon withdrawal and are treated as ordinary income. Generally, the Code provides for the return of your investment in an annuity Contract in equal tax-free amounts over the annuity payout period. Fixed annuity payment amounts may be excluded from taxable income based on the ratio of the investment in the Contract to the total expected value of annuity payments. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The balance of each payment is taxable income. After you recover your investment in the Contract, any payment you receive is fully taxable. (If a variable payment is less than the excludable amount you should contact your tax adviser to determine how to report any investment not recovered.) The taxable portion of any annuity payment is taxed at ordinary income tax rates.

Taxation of Death Proceeds

A death benefit paid under the Contract is taxable income to the beneficiary. The rules on taxation of an annuity apply. Estate taxes may also apply to your estate, even if all or a portion of the benefit is subject to federal income taxes. To be treated as an annuity, a Contract must provide that: (1) if an Owner dies: (a) on or after the annuity starting date, and (b) before the entire interest in the Contract is distributed, the balance will be distributed at least as rapidly as under the method being used at the date of death, and (2) if the Owner dies before the annuity starting date, the entire interest must be distributed within five years of death. However, if an individual is designated as beneficiary, they may take distribution over their life expectancy. If distributed in a lump sum, the death benefit amount is taxed in the same manner as a full withdrawal. If the beneficiary is the surviving spouse of the owner, it is possible to continue deferring taxes on the accrued and future income of the Contract until payments are made to the surviving spouse.

Tax Treatment of Assignments and Transfers
An assignment or pledge of an annuity Contract is treated as a withdrawal. Also, the Code (particularly for tax-qualified plans) and ERISA in some circumstances prohibit such transactions, subjecting them to income tax penalties and additional excise tax. Therefore, you should consult a competent tax adviser if you wish to assign or pledge your Contract.

Tax Treatments by Type of Owner
A Contract held by an entity other than a natural person, such as a corporation, estate or trust, usually is not treated as an annuity for federal income tax purposes unless annuity payments start within a year. The income on such a Contract is taxable in the year received or accrued by the owner. However, this rule does not apply if the owner is acting as an agent for an individual or is an estate that acquired the Contract as a result of the death of the decedent. Nor does it apply if the Contract is held by certain qualified plans, is held pursuant to a qualified funding trust (structured settlement plan), or if an employer purchased the Contract under a terminated qualified plan. You should consult your tax adviser before purchasing a Contract to be owned by a non-natural person.

Annuity Used to Fund Qualified Plan

The Contract is designed for use with various qualified plans, including:
     o    Tax Sheltered Annuities, Code Section 403(b);
     o    Individual Retirement Annuities (IRAs), Code Section 408(b);
     o    Simplified Employee Pension (SEP IRA), Code Section 408(k);
     o Savings Incentive Match Plans for Employees (SIMPLE IRA), Code Section 408(p); and
     o    Roth IRAs, Code Section 408A.

The Contract will not provide additional tax deferral benefits if it is used to fund a qualified plan. However, Contract features and benefits other than tax deferral may make it an appropriate investment for a qualified plan. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity. Tax rules for qualified plans are very complex and vary according to the type and terms of the plan, as well as individual facts and circumstances. Each purchaser should obtain advice from a competent tax advisor prior to purchasing a Contract issued under a qualified plan.


The Company reserves the right to limit the availability of the Contract for use with any of the plans listed above or to modify the Contract to conform to tax requirements. Some retirement plans are subject to requirements that we have not incorporated into our administrative procedures. Unless we specifically consent, we are not bound by plan requirements to the extent that they conflict with the terms of the Contract.


On July 26, 2007, the Internal Revenue Service ("IRS") published new regulations for tax sheltered annuity contracts under Internal Revenue Code Section 403(b). While most of these provisions will become effective January 1, 2009, the new regulations on tax-free exchanges of contracts became effective September 24, 2007. The new 403(b) regulations allow for the exchange of annuity contracts if the plan sponsor (employer) and the contract provider (insurance company) agree to share certain information. This contrasts with prior rules, when a contract owner (employee) and the insurer(s) could complete an exchange without directly involving the plan sponsor.

Therefore, Union Central is suspending 403(b) exchanges (both incoming and outgoing) and 403(b) trustee-to-trustee transfers of Contracts until we have an information sharing agreement with the 403(b) plan sponsors that is consistent with the new regulations. We will follow the IRS Regulations to help assure that the steps we and your plan sponsors take will maintain the tax-deferred nature of your 403(b) contract. If you must discontinue your 403(b) annuity while exchanges are suspended, you may submit paperwork to initiate a withdrawal or a rollover to an IRA or to another qualified plan, if a distributable event has occurred (such as attainment of age 59 1/2, severance from employment, death, disability, or qualified reservist distribution and circumstances allow). Our service center is available to assist you with any of your contract needs.


Tax Impact on Account Value
Certain Contract credits are treated as taxable "earnings" and not "investments" for tax purposes. Taxable earnings are considered paid out first, followed by the return of your premiums (investment amounts). In addition, taxation order generally considers the last premium withdrawn first ("last-in, first-out").

                 TEXAS OPTIONAL RETIREMENT PROGRAM RESTRICTIONS

Section 36.105 of the Texas Education Code permits participants in the Texas Optional Retirement Program ("ORP") to redeem their interest in a variable annuity contract issued under the ORP only upon:
     o termination of employment in the Texas public institutions of higher education,
     o    retirement, or
     o    death.
Accordingly, a participant in the ORP, or the participant's estate if the participant has died, will be required to obtain a certificate of termination from the employer before the Contract can be surrendered.

                      We pay brokers to sell the Contracts.

                          DISTRIBUTION OF THE CONTRACTS

Carillon Investments, Inc., formerly the principal underwriter for the Contracts, was merged into Ameritas Investment Corp. ("AIC"), whose principal business address is 5900 "O" Street, Lincoln, Nebraska. Prior to the merger, Carillon Investments, Inc. and AIC were affiliates of Union Central. AIC is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority. We will pay AIC an amount no more than 6% of premiums received over the duration of the Contract, from which AIC will pay commissions to its own registered representatives or pay a reallowance to other broker-dealers who distribute the Contracts. When the surrender charges are reduced, the amount paid to AIC will be less than 6% of premiums. We may also pay override payments, expense allowances, bonuses, wholesaler fees and training allowances. From time to time, we may pay or permit other promotional incentives, in cash or production credit or other compensation. Registered representatives earn commissions from the broker-dealers with which they are affiliated and such arrangements may vary. In addition, registered representatives who meet specified production levels may qualify, under sales incentive programs adopted by us, to receive non-cash compensation such as expense-paid trips, expense-paid educational seminars, and merchandise. We may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may vary, will be made by us or AIC out of our own assets and will not affect the amounts you pay to purchase, hold or surrender your Contract.

Also, AIC receives 0.25% from Seligman Communications & Information Portfolio (Class 2) and 0.19% from Seligman Small-Cap Value Portfolio (Class 2), in the form of 12b-1 fees. Class 12b-1 shares of these funds have adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows funds to pay fees out of fund assets to those who sell and distribute fund shares. In addition to 12b-1 fees, we receive from some of our participating investment advisers annual revenue sharing of between 0.05% and 0.25% of subaccount assets for providing various shareholder support and marketing services.

                    You instruct us how to vote Fund shares.

                                  VOTING RIGHTS

To the extent required by law, we will vote the Portfolio shares held by Carillon Account at shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccounts of Carillon Account. However, if legal requirements should change, and as a result, we determine that we are allowed to vote the Portfolio shares in our own right, we may elect to do so.

The number of votes which a person has the right to instruct will be calculated separately for each Subaccount. During the Pay-in Period, the number of votes for which you have a right to give instructions will be determined by dividing your Contract's accumulation value attributable to a subaccount by the net asset value per share of the corresponding Portfolio. During the Pay-out Period, the Annuitant has the voting interest. The number of votes during the Pay-out Period will be determined by dividing the reserve for that Contract held in a Subaccount by the net asset value per share of the corresponding Portfolio. During the Pay-out Period, the votes attributable to a Contract decrease as the reserves underlying the Contract decrease. In determining the number of votes, fractional shares will be recognized. Voting instructions will be solicited prior to a Fund's shareholder meeting. We will vote Fund shares held in Carillon Account as to which we receive no timely instructions in proportion to the voting instructions received. Each person having a voting interest in a Subaccount will receive proxy material, reports and other materials relating to the appropriate Portfolio.

                              FINANCIAL STATEMENTS

Financial statements of Carillon Account and Union Central are included in the SAI which may be obtained without charge by writing us at: P.O. Box 40409, Cincinnati, Ohio 45240-0409 or telephoning us at: 1-800-319-6902.

                                LEGAL PROCEEDINGS

No litigation is pending that would have a material effect upon the separate account.

                                      IMSA

We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. Our membership in IMSA applies to us only and not to our products or affiliates.

              STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

DISTRIBUTION OF CONTRACTS......................................................................2
DETERMINATION OF ANNUITY PAYMENTS..............................................................2
MISCELLANEOUS CONTRACT PROVISIONS..............................................................3
MORNINGSTAR(R) ASSET ALLOCATOR ASSET ALLOCATION PROGRAM
  OFFERED THROUGH AMERITAS INVESTMENT CORP. ("AIC") ...........................................4
CUSTODY OF CARILLON ACCOUNT'S ASSETS...........................................................6
INDEPENDENT AUDITORS AND REGISTERED PUBLIC ACCOUNTING FIRMS....................................6
FINANCIAL STATEMENTS OF CARILLON ACCOUNT AND OF UNION CENTRAL (following Page 6)


                      APPENDIX A - ACCUMULATION UNIT VALUES
                 (for a unit outstanding throughout the period)

                         Period ended December 31,

The following table shows Accumulation Unit values at the beginning and end of the periods indicated as well as the number of Accumulation Units outstanding for each Subaccount variable investment option portfolio as of the end of the periods indicated. The financial statements of the Subaccounts can be found in the Statement of Additional Information. (See the last page to learn how to get a copy of the Statement of Additional Information.)

----------------------------------------------------------- ------- --------------------- --------------------
                                                            Year          Number of        Accumulation Unit
FUND                                                                     Accumulation
                                                                      Units outstanding,
Subaccount Name                                                         end of period            Value
----------------------------------------------------------- ------- --------------------- --------------------
AIM VARIABLE INSURANCE FUNDS
----------------------------------------------------------- ------- --------------------- --------------------
AIM V.I. Capital Appreciation Fund, Series I (3,4)           2007               719,615               $11.69
                                                             2006               873,733               $10.56
                                                             2005               684,080               $10.06
                                                             2004               784,273                $9.36
                                                             2003               859,121                $8.89
                                                             2002               910,348                $6.95
                                                             2001             1,052,236                $9.30
                                                             2000             1,124,278               $12.27
                                                             1999               610,330               $13.95
----------------------------------------------------------- ------- --------------------- --------------------
AIM V.I. International Growth Fund, Series I (9)             2007                   NA                   NA
--------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
----------------------------------------------------------- ------- --------------------- --------------------
Alger American Leveraged AllCap Portfolio, Class O (6)       2007               268,311               $15.07
                                                             2006               191,243               $11.43
                                                             2005               114,409                $9.70
                                                             2004                88,864                $8.58
                                                             2003                76,155                $8.03
                                                             2002                25,325                $6.03
                                                             2001                 5,254                $9.24
----------------------------------------------------------- ------- --------------------- --------------------
Alger American MidCap Growth Portfolio, Class O (6)          2007               367,823               $16.83
                                                             2006               310,062               $12.96
                                                             2005               316,558               $11.91
                                                             2004               298,777               $10.98
                                                             2003               193,362                $9.83
                                                             2002                48,713                $6.74
                                                             2001                19,189                $9.68
----------------------------------------------------------- ------- --------------------- --------------------
AMERICAN CENTURY INVESTMENTS
----------------------------------------------------------- ------- --------------------- --------------------
American Century VP Income & Growth Fund, Class I (5)        2007               171,938               $10.95
                                                             2006               183,945               $11.09
                                                             2005               191,578                $9.59
                                                             2004               167,925                $9.28
                                                             2003               117,499                $8.31
                                                             2002                87,469                $6.51
                                                             2001                59,728                $8.17
                                                             2000                37,261                $9.03
----------------------------------------------------------- ------- --------------------- --------------------
American Century VP Mid Cap Value Fund, Class I (9)          2007                    NA                   NA
----------------------------------------------------------- ------- --------------------- --------------------
American Century VP Value Fund, Class I (5)                  2007               387,797               $18.95
                                                             2006               452,558               $20.23
                                                             2005               493,052               $17.26
                                                             2004               465,871               $16.64
                                                             2003               433,220               $14.73
                                                             2002               414,793               $11.57
                                                             2001               341,588               $13.40
                                                             2000                35,931               $12.03
----------------------------------------------------------- ------- --------------------- --------------------
CALVERT VARIABLE SERIES, INC.
----------------------------------------------------------- ------- --------------------- --------------------
Ameritas Core Strategies Portfolio (8)                       2007                76,725               $10.07
----------------------------------------------------------- ------- --------------------- --------------------
CVS Income Portfolio (8)                                     2007                34,805               $10.21
----------------------------------------------------------- ------- --------------------- --------------------
CVS Social Equity Portfolio (9)                              2007                    NA                   NA
----------------------------------------------------------- ------- --------------------- --------------------
                                       35

----------------------------------------------------------- ------- --------------------- --------------------
DWS VARIABLE SERIES I
----------------------------------------------------------- ------- --------------------- --------------------
DWS Capital Growth VIP Portfolio, Class A (1)                2007               696,156               $31.47
                                                             2006               827,379               $28.31
                                                             2005               992,652               $26.40
                                                             2004             1,197,372               $24.54
                                                             2003             1,350,544               $23.01
                                                             2002             1,588,747               $18.36
                                                             2001             2,035,301               $26.25
                                                             2000             2,478,523               $32.96
                                                             1999             2,505,505              $27.733
                                                             1998             2,278,985              $22.803
----------------------------------------------------------- ------- --------------------- --------------------
DWS International VIP Portfolio, Class A (1)                 2007               693,032               $30.76
                                                             2006               760,606               $27.18
                                                             2005               805,829               $21.85
                                                             2004               930,525               $19.05
                                                             2003             1,025,045               $16.55
                                                             2002             1,226,696               $13.12
                                                             2001             1,467,192               $16.27
                                                             2000             1,741,435               $23.82
                                                             1999             1,683,640               $20.18
                                                             1998             1,695,187               $17.26
----------------------------------------------------------- ------- --------------------- --------------------
DWS VARIABLE SERIES II
----------------------------------------------------------- ------- --------------------- --------------------
DWS Dreman Small Mid Cap Value VIP Portfolio, Class A (9)    2007                    NA                   NA
----------------------------------------------------------- ------- --------------------- --------------------
DWS Global Thematic VIP Portfolio, Class A (9)               2007                    NA                   NA
----------------------------------------------------------- ------- --------------------- --------------------
DWS Money Market VIP Portfolio, Class A (1)                  2007               433,153               $20.86
                                                             2006               338,944               $20.11
                                                             2005               367,446               $19.46
                                                             2004               442,132               $19.18
                                                             2003               638,133               $19.25
                                                             2002               931,730               $19.35
                                                             2001             1,140,682               $19.29
                                                             2000             1,050,647               $18.80
                                                             1999               695,976               $17.28
                                                             1998               489,588               $16.63
----------------------------------------------------------- ------- --------------------- --------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
----------------------------------------------------------- ------- --------------------- --------------------
Fidelity(R) VIP Contrafund(R) Portfolio, Service Class 2 (8) 2007               130,188                $11.09
----------------------------------------------------------- ------- --------------------- --------------------
Fidelity(R) VIP Equity Income Portfolio, Service Class 2 (8) 2007                55,844                 $9.50
----------------------------------------------------------- ------- --------------------- --------------------
Fidelity(R) VIP High Income Portfolio, Service Class 2 (8)   2007                19,331                 $9.81
----------------------------------------------------------- ------- --------------------- --------------------
MFS(R) VARIABLE INSURANCE TRUSTSM
----------------------------------------------------------- ------- --------------------- --------------------
MFS(R) VIT Growth Series, Initial Class (1)                  2007               634,993               $19.31
                                                             2006               807,756               $16.14
                                                             2005               979,811               $15.14
                                                             2004             1,170,724               $14.04
                                                             2003             1,326,242               $12.59
                                                             2002             1,485,091                $9.78
                                                             2001             1,863,345               $14.96
                                                             2000             2,203,282               $22.77
                                                             1999             1,778,952               $28.68
                                                             1998               855,018               $16.43
----------------------------------------------------------- ------- --------------------- --------------------
MFS(R) VIT High Income Series, Initial Class (1)             2007               376,343               $16.46
                                                             2006               448,139               $16.38
                                                             2005               482,556               $15.02
                                                             2004               507,328               $14.88
                                                             2003               484,014               $13.80
                                                             2002               455,157               $11.85
                                                             2001               536,804               $11.69
                                                             2000               546,223               $11.60
                                                             1999               569,104               $11.96
                                                             1998               442,315               $12.14
----------------------------------------------------------- ------- --------------------- --------------------
MFS(R) VIT Investors Trust Series, Initial Class (1)         2007               640,026               $20.19
                                                             2006               757,013               $18.53
                                                             2005               899,510               $16.60
                                                             2004             1,056,027               $15.67
                                                             2003             1,266,222               $14.24
                                                             2002             1,618,398               $11.81
                                                             2001             1,977,404               $15.12
                                                             2000             2,253,751               $18.22
                                                             1999             2,643,372               $17.53
                                                             1998             1,960,448               $14.52
----------------------------------------------------------- ------- --------------------- --------------------
                                       36

----------------------------------------------------------- ------- --------------------- --------------------
MFS(R) VIT New Discovery Series, Initial Class (5)           2007               350,792                $9.90
                                                             2006               389,167                $9.77
                                                             2005               375,933                $8.74
                                                             2004               397,753                $8.41
                                                             2003               338,917                $7.99
                                                             2002               247,919                $6.05
                                                             2001               170,528                $8.96
                                                             2000               108,257                $9.55
----------------------------------------------------------- ------- --------------------- --------------------
MFS(R) VIT Research International Series, Initial Class (9)  2007                    NA                   NA
----------------------------------------------------------- ------- --------------------- --------------------
MFS(R) VIT Total Return Series, Initial Class (3)            2007               397,684               $15.14
                                                             2006               455,696               $14.71
                                                             2005               512,386               $13.31
                                                             2004               440,734               $13.11
                                                             2003               387,133               $11.92
                                                             2002               376,462               $10.38
                                                             2001               314,618               $11.08
                                                             2000               196,353               $11.19
                                                             1999               141,613                $9.76
----------------------------------------------------------- ------- --------------------- --------------------
MFS(R) VIT Utilities Series, Initial Class (9)               2007                    NA                   NA
----------------------------------------------------------- ------- --------------------- --------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
----------------------------------------------------------- ------- --------------------- --------------------
Neuberger Berman AMT Guardian Portfolio, Class I (5)         2007               407,864               $12.84
                                                             2006               484,706               $12.10
                                                             2005               486,874               $10.81
                                                             2004               478,003               $10.10
                                                             2003               364,534                $8.83
                                                             2002               278,742                $6.78
                                                             2001               126,870                $9.34
                                                             2000                47,444                $9.60
----------------------------------------------------------- ------- --------------------- --------------------
Neuberger Berman AMT Regency Portfolio, Class I (9)          2007                    NA                   NA
----------------------------------------------------------- ------- --------------------- --------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
----------------------------------------------------------- ------- --------------------- --------------------
Oppenheimer Global Securities Fund/VA, Non-Service Shares (5)2007               474,017               $14.73
                                                             2006               486,949               $14.03
                                                             2005               378,652               $12.07
                                                             2004               287,133               $10.69
                                                             2003               213,656                $9.08
                                                             2002               138,982                $6.43
                                                             2001                73,226                $8.36
                                                             2000                47,115                $9.62
----------------------------------------------------------- ------- --------------------- --------------------
Oppenheimer Main Street(R) Fund/VA, Non-Service Shares (5)   2007               436,817               $10.70
                                                             2006               500,440               $10.38
                                                             2005               474,032                $9.14
                                                             2004               473,852                $8.73
                                                             2003               480,305                $8.07
                                                             2002               380,438                $6.45
                                                             2001               263,546                $8.04
                                                             2000               107,667                $9.06
----------------------------------------------------------- ------- --------------------- --------------------
SELIGMAN PORTFOLIOS, INC.
----------------------------------------------------------- ------- --------------------- --------------------
Seligman Communications and Information Portfolio, Class 2 (62007               114,311               $12.97
                                                             2006               124,478               $11.41
                                                             2005               106,233                $9.47
                                                             2004               113,376                $8.91
                                                             2003                95,331                $8.14
                                                             2002                48,328                $5.72
                                                             2001                32,659                $9.09
----------------------------------------------------------- ------- --------------------- --------------------
Seligman Smaller-Cap Value Portfolio, Class 2 (6)            2007               496,039               $20.41
                                                             2006               530,968               $19.88
                                                             2005               599,025               $16.64
                                                             2004               558,959               $17.57
                                                             2003               419,945               $14.87
                                                             2002               263,921               $10.07
                                                             2001                87,793               $12.07
----------------------------------------------------------- ------- --------------------- --------------------


                                       37

----------------------------------------------------------- ------- --------------------- --------------------
SUMMIT MUTUAL FUNDS, INC., SUMMIT PINNACLE SERIES
----------------------------------------------------------- ------- --------------------- --------------------
Summit Balanced Index Portfolio (2,3)                        2007               655,221               $12.28
                                                             2006               749,491               $11.62
                                                             2005               851,850               $10.60
                                                             2004             1,001,895               $10.41
                                                             2003             1,066,099                $9.80
                                                             2002             1,167,083                $8.43
                                                             2001             1,274,745                $9.62
                                                             2000             1,363,063               $10.18
                                                             1999             1,590,562               $10.44
----------------------------------------------------------- ------- --------------------- --------------------
Summit Bond Portfolio (1)                                    2007               485,932               $39.07
                                                             2006               565,329               $38.24
                                                             2005               673,573               $36.78
                                                             2004               832,890               $36.45
                                                             2003               888,453               $35.39
                                                             2002               925,826               $33.11
                                                             2001               826,083               $31.71
                                                             2000               722,402               $30.05
                                                             1999               840,552               $29.00
                                                             1998             1,011,680               $27.58
----------------------------------------------------------- ------- --------------------- --------------------
Summit EAFE International Index Portfolio (7)                2007               237,726               $23.10
                                                             2006               167,705               $21.25
                                                             2005                99,563               $17.13
                                                             2004                70,287               $15.41
                                                             2003                13,452               $13.22
----------------------------------------------------------- ------- --------------------- --------------------
Summit Inflation Protected Plus Portfolio (9)                2007                    NA                   NA
----------------------------------------------------------- ------- --------------------- --------------------
Summit Lehman Aggregate Bond Index Portfolio (7)             2007               142,473               $11.16
                                                             2006               114,728               $10.52
                                                             2005                86,290               $10.27
                                                             2004                74,771               $10.24
                                                             2003                34,419               $10.01
----------------------------------------------------------- ------- --------------------- --------------------
Summit Lifestyle ETF Market Strategy Aggressive Portfolio (9)2007                    NA                   NA
----------------------------------------------------------- ------- --------------------- --------------------
Summit Lifestyle ETF Market Strategy Conservative Portfolio (2007                    NA                   NA
----------------------------------------------------------- ------- --------------------- --------------------
Summit Lifestyle ETF Market Strategy Target Portfolio (9)    2007                    NA                   NA
----------------------------------------------------------- ------- --------------------- --------------------
Summit Nasdaq-100 Index Portfolio (5)                        2007             1,001,463                $4.93
                                                             2006             1,020,888                $4.22
                                                             2005             1,109,044                $4.00
                                                             2004             1,361,584                $4.00
                                                             2003             1,303,124                $3.68
                                                             2002               802,205                $2.51
                                                             2001               756,790                $4.06
                                                             2000               342,818                $6.15
----------------------------------------------------------- ------- --------------------- --------------------
Summit Natural Resources Portfolio (8)                       2007                21,166               $11.34
----------------------------------------------------------- ------- --------------------- --------------------
Summit Russell 2000 Small Cap Index Portfolio (5)            2007               728,149               $14.43
                                                             2006               810,664               $14.94
                                                             2005               826,905               $12.86
                                                             2004               840,238               $12.52
                                                             2003               733,594               $10.77
                                                             2002               549,744                $7.46
                                                             2001               419,734                $9.56
                                                             2000               122,306                $9.54
----------------------------------------------------------- ------- --------------------- --------------------
Summit S&P 500 Index Portfolio (1)                                   Payouts
                                                                     -------
                                                             2007          0  2,005,866               $22.42
                                                             2006         33  2,318,405               $21.59
                                                             2005        112  2,748,192               $18.94
                                                             2004        195  3,171,141               $18.35
                                                             2003        280  3,377,086               $16.84
                                                             2002        367  3,647,640               $13.32
                                                             2001        458  4,297,888               $17.41
                                                             2000             4,914,336               $20.12
                                                             1999             4,969,188               $18.88
                                                             1998             3,469,857               $14.88
----------------------------------------------------------- ------- ---------- ---------- --------------------

                                       38

----------------------------------------------------------- ------- ---------- ---------- --------------------
Summit S&P MidCap 400 Index Portfolio (3)                    2007             1,269,970               $19.95
                                                             2006             1,413,719               $18.81
                                                             2005             1,473,397               $17.36
                                                             2004             1,445,047               $15.70
                                                             2003             1,353,386               $13.73
                                                             2002             1,203,214               $10.32
                                                             2001             1,030,616               $12.31
                                                             2000               706,111               $12.62
                                                             1999               264,810               $11.02
----------------------------------------------------------- ------- ---------- ---------- --------------------
Summit Zenith Portfolio (1)                                         Payouts     $70,336
                                                                    --------
                                                             2007      3,376    573,712               $81.73
                                                             2006      3,801    633,749               $81.62
                                                             2005      4,243    673,420               $67.11
                                                             2004      4,715    723,144               $63.55
                                                             2003      5,193    758,484               $56.06
                                                             2002      5,690    840,714               $41.87
                                                             2001      6,147    933,412               $55.13
                                                             2000      6,766    962,488               $50.18
                                                             1999      7,689  1,334,722               $41.40
                                                             1998      8,295  2,575,127               $49.53
----------------------------------------------------------- ------- ---------- ---------- --------------------
T. ROWE PRICE EQUITY SECURITIES, INC.
----------------------------------------------------------- ------- --------------------- --------------------
T. Rowe Price Blue Chip Growth Portfolio-II (9)              2007                    NA                   NA
----------------------------------------------------------- ------- --------------------- --------------------
THIRD AVENUE VARIABLE SERIES TRUST
----------------------------------------------------------- ------- --------------------- --------------------
Third Avenue Value Portfolio (7)                             2007                41,368                $8.81
----------------------------------------------------------- ------- --------------------- --------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
----------------------------------------------------------- ------- --------------------- --------------------
UIF Core Plus Fixed Income Portfolio, Class I (7)            2007               178,171               $11.51
                                                             2006               172,149               $11.05
                                                             2005               118,923               $10.78
                                                             2004                48,281               $10.47
                                                             2003                20,581               $10.16
----------------------------------------------------------- ------- --------------------- --------------------
UIF U. S. Real Estate Portfolio, Class I (7)                 2007               255,987               $22.41
                                                             2006               328,620               $27.36
                                                             2005               270,350               $20.07
                                                             2004               163,334               $17.36
                                                             2003                67,096               $12.89
----------------------------------------------------------- ------- --------------------- --------------------

1    Commencement of operations preceded the ten fiscal years reported.
2 Commencement of operations was May 3, 1999. Assets of Carillon Capital subaccount were transferred to the Summit Balanced Index Subaccount on October 29, 1999.
3 Commencement of operations was May 3, 1999, with a beginning accumulation unit value of $10.00.
4 Commencement of operations was May 3, 1999. Assets of American Century Investments Capital Appreciation subaccount were transferred to the AIM Capital Appreciation subaccount on October 29, 1999.
5 Commencement of operations was May 1, 2000, with a beginning accumulation unit value of $10.00.
6 Commencement of operations was May 1, 2001, with a beginning accumulation unit value of $10.00.
7 Commencement of operations was May 1, 2003, with a beginning accumulation unit value of $10.00.
8 Commencement of operations was May 1, 2007, with a beginning accumulation unit value of $10.00.
9 Commencement of operations was May 1, 2008, with a beginning accumulation unit value of $10.00.

                      APPENDIX B - IRA DISCLOSURE STATEMENT

Disclosure Summary for IRA, SEP IRA, SIMPLE IRA, and Roth IRA plans......Page 40
Disclosure Summary for 403(b) Tax Sheltered Annuity plan.................Page 47

                             DISCLOSURE SUMMARY FOR


                  IRA, SEP IRA, SIMPLE IRA, AND ROTH IRA PLANS


The Internal Revenue Service (IRS) requires us to provide you this disclosure statement. This Disclosure Statement explains the rules governing your Individual Retirement Account (IRA). The disclosure reflects our current understanding of the law, but for personal tax advice you should consult a lawyer or other licensed tax expert to learn how the applicable tax laws apply to your situation. This Disclosure Summary is NOT intended as, nor does it constitute, legal or tax advice. For further information about IRAs, contact any district office of the IRS, or consult IRS Publication 590: Individual Retirement Arrangements.

If you have any questions about your Contract, please contact us at the address and telephone number shown below.

YOUR RIGHT TO CANCEL
You may cancel your IRA within seven days after the date you receive this disclosure statement. To revoke your plan and receive a refund for the amount paid for your IRA, you must send a signed and dated written notice to cancel your Contract no later than the seventh day after issuance to us at:

             The Union Central Life Insurance Company
             1876 Waycross Road
             Cincinnati, Ohio 45240
             Telephone: (513) 595-2728--8:15 a.m.- 4:30 p.m. (Eastern Time Zone)

Your revocation will be effective on the date of the postmark (or certification or registration, if applicable), if sent by United States mail, properly addressed and by first class postage prepaid. After seven days following receipt of this Disclosure Statement, or longer if required under state law, you cannot cancel.


PROVISIONS OF IRA LAW

This disclosure is applicable when our variable annuity Contract is used for a traditional IRA, Spousal IRA, Rollover IRA, or a Roth IRA. Additionally, this disclosure provides basic information for when our variable annuity Contract is used for a Simplified Employee Pension (SEP)-IRA, or Savings Incentive Match Plan for Employees (SIMPLE)-IRA. A separate Contract must be purchased for each individual under each arrangement/plan. While Internal Revenue Code ("IRC") provisions for IRAs are similar for all such arrangements/plans, certain differences are set forth below.

TRADITIONAL IRA
Eligibility
You are eligible to establish a traditional IRA if you are younger than age 70 1/2 and if, at any time during the year, you are an employee or self-employed and receive compensation or earned income that is includible in your gross income. Your spouse may also establish a "spousal IRA" that you may contribute to out of your compensation or earned income for any year before the year in which your spouse reaches age 70 1/2. To contribute to a spousal IRA, you and your spouse must file a joint tax return for the taxable year.

Additionally, regardless of your age, you may transfer funds from another IRA or certain qualified plans to a "Rollover IRA", which is described below.

Annual Contribution Limits
You may make annual contributions to a traditional IRA of up to the Annual Contribution Limit ($3,000 for 2004, $4,000 for 2005 through 2007, and $5,000 in 2008 and after), or 100% of your earned income or compensation, whichever is less. If you are age 50 or older, the Annual Contribution Limits are increased by $500 per year through 2005 and $1,000 per year thereafter, so long as your earned income or compensation is greater than the Annual Contribution Limit. Beginning in 2009, the Annual Contribution Limits will be increased by the IRS to reflect inflation.

If you and your spouse both work and have compensation that is includible in your gross income, each of you can annually contribute to a separate traditional IRA up to the lesser of the Annual Contribution Limit or 100% of your compensation or earned income. However, if one spouse earns less than the Annual Contribution limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal IRA. The total contributions to both IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The combined limit on contributions to both traditional and Roth IRAs for a single calendar year for you may not exceed the Annual Contribution Limit (or twice the Annual Contribution Limit for a couple filing jointly).

Distributions from another IRA or certain other qualified plans may be "rolled over" into a traditional IRA and such rollover contributions are not limited by this annual maximum.

Contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your return must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

The amount of permissible contributions may or may not be tax-deductible depending on whether you are an active participant in an employer sponsored retirement plan and whether your adjusted gross income ("AGI") is above the phase-out level.

Deductibility of Contributions
Contributions made for the tax year are fully deductible if neither you nor your spouse (if married) is an active participant in an employer-sponsored retirement plan (including qualified pension, profit sharing, stock bonus, 401(k), or 403(b) plans, SEP plans, SIMPLE IRA, SIMPLE 401(k) plans, and certain governmental plans for any part of such year.

If you are an active participant in an employer sponsored retirement plan you may make deductible contributions if your Adjusted Gross Income (AGI) is below a threshold level of income. For single taxpayers and married taxpayers (who are filing jointly and are both active participants) the available deduction is reduced proportionately over a phaseout range. If you are married and an active participant in an employer retirement plan, but file a separate tax return from your spouse, your deduction is phased out between $0 and $10,000 of AGI.

Active participants with income above the phaseout range are not entitled to an IRA deduction. The phaseout limits are scheduled to increase as follows:

                           Married Filing Jointly    Single/Head of Household
                           ----------------------    ------------------------
         Year                      AGI                        AGI
         ----
         2004                $65,000 - $  75,000         $45,000 - $55,000
         2005                $70,000 - $  80,000         $50,000 - $60,000
         2006                $75,000 - $  85,000         $50,000 - $60,000
         2007                $80,000 - $ 100,000         $50,000 - $60,000
         2008+               $85,000 - $ 105,000         $53,000 - $63,000

If you are not an active participant in an employer sponsored plan, but your spouse is an active participant, you may take a full deduction for your IRA contribution (other than to a Roth IRA) if your AGI is below $159,000; if you are not an active participant but your spouse is, the maximum deductible contribution for you is phased out at AGIs between $159,000 and $169,000.

Even if you will not be able to deduct the full amount of your traditional IRA contribution, you can still contribute up to the Annual Contribution Limit with all or part of the contribution being non-deductible. The combined total must not exceed your Annual Contribution Limit. Any earnings on all your traditional IRA contributions accumulate tax-free until you withdraw them.

Excess Contributions
If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your traditional IRA.

If   you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:
     You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made.
     If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

Distributions From Your Traditional IRA During Your Life
You may take distributions from your traditional IRA at any time. However, there is a 10% premature distribution tax on the amount includible in your gross income distributed prior to you attaining age 59 1/2, unless: (1) the distribution is made to a beneficiary on or after the owner's death; (2) distribution is made because of your death or permanent disability; (3) the distribution is part of a series of substantially equal periodic payments (made at least annually) that do not exceed your life expectancy or the life expectancy of you and your designated beneficiary; (4) the distribution is made for medical expenses which exceed 7.5% of your adjusted gross income; (5) the distribution is made to purchase health insurance for the individual and/or his or her spouse and dependents if he or she: (a) has received unemployment compensation for 12 consecutive weeks or more; (b) the distributions are made during the tax year that the unemployment compensation is paid or the following tax year; and (c) the individual has not been re-employed for 60 days or more;
(6) the distribution is made for certain qualified higher education expenses of the taxpayer, the taxpayer's spouse, or any child or grandchild of the taxpayer or the taxpayer's spouse; (7) the distribution is made for the qualified first-time home buyer expenses (up to a lifetime maximum of $10,000) incurred by you or your spouse or a child, grandchild, parent or grandparent of you or your spouse; or (8) distributions to satisfy a levy issued by the IRS. Generally, the part of a distribution attributable to non-deductible contributions is not includable in income and is not subject to the 10% penalty.

When you reach age 70 1/2 you must elect to receive Required Minimum Distributions (RMD) no later than April 1 following the year in which you reach age 70 1/2 whether or not you have retired (Required Distribution Date). (Note:
IRA owners working beyond age 70 1/2 are not permitted to delay distributions until after retirement.) You may satisfy the Required Minimum Distribution requirements by electing to receive either systematic payments or one lump sum of all the funds. If you elect systematic payments, there is a minimum amount which you must withdraw by the Required Distribution Date and by each December 31 thereafter. We can provide the RMD amount for you, if you request us to make the calculation. Your own tax or financial advisor may calculate the amount of your minimum distribution each year to make sure this requirement is met, coordinating it with other IRAs you may own.

Distributions From Your Traditional IRA After Your Death
If you die before all the funds in your traditional IRA have been distributed, the remaining funds will be distributed to your designated beneficiary as required below and as selected by such beneficiary.

If you die before the Required Distribution Date, your designated beneficiary must withdraw the funds remaining as follows: 1) distributed no later than December 31 of the calendar year in which the fifth anniversary of your death occurs; or 2) distributed over the life or life expectancy of the named beneficiary and must begin on or before December 31 of the calendar year following the year of your death. However, if the named beneficiary is your spouse; payments must begin before December 31 of the calendar year in which you would have reached age 70 1/2. If you did not designate a proper beneficiary, the funds remaining shall be distributed within five years after your death.

If you die after the Required Beginning Date, your designated beneficiary must select to have the remaining amount of your traditional IRA distributed over the longer of 1) the beneficiary's life expectancy or 2) your remaining life expectancy beginning no later than December 31 of the calendar year following the year of your death. If you do not designate a beneficiary, your interest is distributed over your remaining life expectancy.

Your surviving spouse, if the sole beneficiary, may elect to treat your traditional IRA as his or her own traditional IRA.

Tax Consequences
Amounts paid to you or your beneficiary from your traditional IRA are taxable as ordinary income, except that you recover your nondeductible traditional IRA contributions tax-free. If a minimum distribution is not made from your IRA for a tax year in which it is required, the excess of the amount that should have been distributed over the amount that was actually distributed is subject to an excise tax of 50%.

Tax-Free Rollovers
Under certain circumstances, you, your spouse, or your former spouse (pursuant to a qualified domestic relations order) may roll over all or a portion of your distribution from another traditional IRA, a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, governmental 457plan, SEP plan or SIMPLE plan into a traditional IRA. Such an event is called a Rollover and is a method for accomplishing continued tax deferral on otherwise taxable distributions from said plans. Rollover contributions are not subject to the contribution limits on traditional IRA contributions, but also are not tax deductible.

There are two ways to make a Tax-Free Rollover to your IRA:
1. Participant Rollovers are accomplished by contributing part or all of the eligible Rollover distribution (which includes amounts withheld for federal income tax purposes) to your new IRA within 60 days following receipt of the distribution. Participant Rollover amounts are subject to a mandatory 20% federal income tax withholding. Traditional IRA to traditional IRA Rollovers are limited to one per distributing plan per 12 month period. However, you may transfer traditional IRA assets to another traditional IRA (where you do not directly receive a distribution) and such transfers are not subject to this limitation. Distributions from a SIMPLE IRA may not be rolled over or transferred to an IRA (which isn't a SIMPLE IRA) during the 2-year period following the date you first participate in any SIMPLE Plan maintained by your employer.
2. Direct Rollovers are made by instructing the plan trustee, custodian, or issuer to pay the eligible portion of your distribution directly to the trustee, custodian or issuer of the receiving IRA. Direct Rollover amounts are not subject to mandatory federal income tax withholding.

Certain distributions are not considered to be eligible for Rollover and include:
a. distributions which are part of a series of substantially equal periodic payments (made at least annually) for 10 years or more;
b. required minimum distributions made during or after the year you reach age 70 1/2;
c.   any hardship distributions made under the terms of the plan; and
d. amounts in excess of the cash (except for certain loan offset amounts) or in excess of the proceeds from the sale of property distributed.

Under certain circumstances, you may roll over all or a portion of your eligible distribution from your traditional IRA to a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, or governmental 457 (No traditional IRA Rollovers to Simple IRAs are allowed). However, you may not roll after-tax contributions from your traditional IRA to a 401(a), 401(k) plan, 403(b) plan, or governmental 457 plan.

For rules applicable to rollovers or transfers to Roth IRAs, see the paragraphs on Roth IRA, next page.

SEP IRA
A SEP Plan allows self-employed people and small business owners to establish SEP IRAs for the business owner and eligible employees, if any. SEP IRAs have specific eligibility and contribution limits (as described in IRS Form 5305-SEP); otherwise SEP IRAs follow the same rules as traditional IRAs.

SIMPLE IRA
SIMPLE IRAs operate in connection with a SIMPLE Plan maintained by an eligible employer. Each participating employee has a SIMPLE IRA to receive under the plan. SIMPLE IRAs have specific eligibility, contribution, and tax-withdrawal penalties (as described in IRS Form 5304-SIMPLE); otherwise, SIMPLE IRAs follow the same rules as traditional IRAs.

ROTH IRA
Eligibility
You are eligible to make annual contributions to a Roth IRA if you receive compensation from employment, earnings from self-employment, or alimony, and your (and your spouse's) AGI is within the limits described below. Also, you may contribute to a different Roth IRA, established by your spouse (spousal Roth
IRA), out of your compensation or earned income for any year. Unlike traditional IRAs, if eligible, you may contribute to a Roth IRA even after age 70 1/2.

Limit on Annual Contributions
You can make annual contributions to a Roth IRA of up to the Annual Contribution Limit or 100% of your compensation or earned income, whichever is less, subject to the limitations below. The Annual Contribution Limit is $3,000 for 2004, $4,000 for 2005 through 2007, and $5,000 thereafter. If you are age 50 or older, the Annual Contribution Limits are increased by $500 per year through 2005 and $1,000 per year thereafter, so long as your earned income or compensation is greater than the Annual Contribution Limit. Beginning in 2009, the Annual Contribution Limits will be increased by the IRS to reflect inflation.

If each spouse earns at least the Annual Contribution Limit, each of you may make the maximum contribution to your Roth IRA respectively, subject to the limitations discussed below. However, if one spouse earns less than the Annual Contribution Limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal Roth IRA. The total contributions to both Roth IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The Annual Contribution Limit is the maximum that can be contributed to all IRAs (Roth and traditional) by an individual in a year. The maximum amount that may be contributed to your Roth IRA is always reduced by any amount that you have contributed to your traditional IRAs for the year.

The maximum amount you or your spouse may contribute to a Roth IRA is limited based on your tax filing status and your (and your spouse's) AGI. You may contribute the maximum contribution to your Roth IRA if you are single and your AGI is less than $101,000. Your ability to contribute to your Roth IRA is phased out at $110,000. You may contribute the maximum contribution to your Roth IRA if you are married filing jointly and your AGI is less than $159,000. Your ability to contribute to your Roth IRA is phased out at $169,000.

Roth IRA contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your return, must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

Deductibility of Contributions
Unlike a traditional IRA, contributions to your Roth IRA are not deductible.

Excess Contributions
If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Roth IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:
o You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.
o If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

Tax on Withdrawals From Your Roth IRA
You can make withdrawals from your Roth IRA at any time and the principal amounts that you contributed are always available to be withdrawn by you tax-free. Withdrawal of amounts considered earnings or growth will also be tax-free if the following qualified distribution requirements are met: 1) the withdrawal must satisfy the five-year holding period and be made either on or after you reach 59 1/2, due to your death or disability, or for qualified first-time homebuyer expenses.

If the requirements for a tax-free withdrawal are not met, a withdrawal consisting of your own prior contribution amounts for your Roth IRA will not be considered taxable in the year you receive it, nor will the 10% penalty apply. A non-qualified withdrawal that is considered earnings on your contributions is includible in your gross income and may be subject to the 10% withdrawal penalty. Also, the 10% premature distribution penalty tax may apply to conversion amounts distributed even though they are not includable in income, if the distribution is made within the 5-taxable-year period beginning on the first day of the individual's taxable year in which the conversion contribution was made.

Required Payments From Your Roth IRA
Unlike a traditional IRA, while you are living, there are no distribution requirements for your Roth IRA.

After your death, if you have begun to receive distributions under an annuity option (not including an interest only option), the remaining Contract value will continue to be distributed to your designated beneficiary according to the terms of the elected options, provided that method satisfies IRC requirements.

If you die before your entire interest in the Contract is distributed, your entire interest in your Roth IRA generally must be distributed no later than the end of the fifth calendar year after your death occurs ("five-year payout rule"). Your designated beneficiary may elect to receive distributions over a period not longer than his or her life expectancy, if the election is made and distributions begin on or before the end of the year following the year of your death. Otherwise, the entire benefit must be paid under the five-year payout rule.

If the designated beneficiary is your surviving spouse, the spouse may elect to treat the Roth IRA as his or her own.

Rollovers and Conversions
You may roll over any amount from an existing Roth IRA to another Roth IRA. Under certain circumstances, you may also convert an existing traditional IRA to a Roth IRA. You can roll over distributions from a traditional IRA to a Roth IRA if your AGI is $100,000 or less and you convert such amounts within 60 days after distribution. Note that contributions to a Roth IRA are not deductible and income limits apply. There may be additional income tax consequences upon such a conversion. You will have excess contributions if the amount you convert to a Roth IRA plus your contributions to all of your IRAs exceed your IRA contribution limits for the year. To avoid the 6% excise tax on excess contributions, you must withdraw the excess contributions plus earnings before your tax return due date or recharacterize the contribution, if permitted. Consult your financial adviser to determine other considerations when converting a traditional IRA to a Roth IRA



Recharacterization
You may correct an IRA contribution or conversion by recharacterizing your contribution or conversion. For example, you may have converted from a traditional IRA to a Roth IRA and learn later you were not eligible to make the conversion. You may accomplish a recharacterization by making a trustee-to-trustee transfer (including any net income attributable to the contribution) from the first IRA to the second IRA, on or before your tax return due date for reporting the contribution to the first IRA. Once the transfer is made, the election is irrevocable. Recharacterizing a contribution treats it as contributed to the second IRA on the same date as initially contributed to the first IRA. If you elect to recharacterize a contribution, you must report it on your Federal income tax return as made to the second IRA, instead of the first. Consult your tax adviser before recharacterizing a contribution.

GENERAL INFORMATION AND RESTRICTIONS FOR ALL IRAS

Lump Sum Distribution
If you decide to receive the entire value of your IRA Plan in one lump sum, the full amount is taxable when received (except as to non-deductible contributions in a traditional IRA or as to a Roth IRA, or "qualified distributions" from a Roth IRA), and is not eligible for the special 5 or 10 year averaging tax rules under IRC Section 402 on lump sum distributions which may be available for other types of Qualified Retirement Plans

Nontransferability
You may not transfer, assign or sell your IRA to anyone (except in the case of transfer incident to divorce).

Nonforfeitability
The value of your IRA belongs to you at all times, without risk of forfeiture.

Loans and Prohibited Transactions
If you engage in a so-called prohibited transaction as defined by the Internal Revenue Code, your IRA will be disqualified and the entire taxable balance in your traditional IRA account, and the amount of earnings or gains in your Roth IRA account, will be taxed as ordinary income in the year of the transaction. You may also have to pay the 10% penalty tax. For example, IRAs do not permit loans. You may not borrow from your IRA (including Roth IRAs) or pledge it as security for a loan. A loan would disqualify your entire IRA and be treated as a distribution. It would be includable in your taxable income in the year of violation and subject to the 10% penalty tax on premature distributions. A pledge of your IRA as security for a loan would cause a constructive distribution of the portion pledged and also be subject to the 10% penalty tax.

Financial Disclosure
Contributions to your IRA will be invested in a variable annuity Contract. The variable annuity Contract, its operation, and all related fees and expenses are explained in detail in the prospectus to which this Disclosure Statement is attached.

Growth in the value of your variable annuity Contract IRA cannot be guaranteed or projected. The income and expenses of your variable annuity Contract will affect the value of your IRA. Dividends from net income earned are reduced by investment advisory fees and also by certain other costs. For an explanation of these fees and other costs, please refer to this prospectus.

STATUS OF OUR IRA PLAN

We may, but are not obligated to, seek IRS approval of your traditional IRA or Roth IRA form. Approval by the IRS is optional to us as the issuer. Approval by the IRS is to form only and does not represent a determination of the merits of the traditional IRA or Roth IRA.

                             DISCLOSURE SUMMARY FOR
                           TAX SHELTERED ANNUITY PLAN
                            Under IRC Section 403(b)

The Contract may be purchased by you or your employer as part of a retirement plan under Internal Revenue Code (IRC) Section 403(b). This section provides a summary of benefits afforded a tax-qualified retirement plan under IRC 403(b), and the prospectus' SUMMARY OF SEPARATE ACCOUNT EXPENSES and CHARGES AND OTHER DEDUCTIONS sections describe applicable costs. You should refer to the Contract and Riders for a full description of the benefits and charges of purchasing the Contract for an IRC 403(b) plan.

NOTICE REGARDING EXCHANGES
On July 26, 2007, the Internal Revenue Service ("IRS") published new regulations for tax sheltered annuity contracts under Internal Revenue Code Section 403(b). Therefore, Union Central is suspending 403(b) exchanges (both incoming and outgoing) until an information sharing agreement is in place with your employer. Please see the FEDERAL INCOME TAX MATTERS section of this prospectus for more information.

CONTRIBUTIONS
Contributions under the Contract must be remitted by the Employer. You may, with our agreement, (i) transfer to the Contract any amount held under a contract or account that meets the requirements of IRC Section 403(b) ("Transferred Funds"), or (ii) roll over contributions from a contract or account that meets the requirements of IRC Sections 403(b) or 408(d)(3)(A)(iii). If you make a transfer as described in (i) above, you must tell us the portion, if any, of the Transferred Funds which are (a) exempt from the payment restrictions described below and (b) eligible for delayed distribution under the Required Minimum Distribution provision below. If you do not tell us, then we will treat all such amounts as being subject to the applicable tax restrictions. Any Transferred Funds from a contract not issued by us will be reduced by the amount of any tax charge that applies, as we determine.

Contributions to the Contract are limited to your exclusion allowance for the year computed as required by IRC Sections 403(b), 415, and 402(g), which is $15,500 for 2008. Unless this Contract is purchased under an ERISA Plan and "employer contributions" may be made, all contributions are made by your Employer under a salary reduction agreement you enter into with your Employer. Your salary reduction contributions are "elective deferrals" and cannot exceed the elective deferral limitations under IRC Section 415 which apply to this Contract and all other 403(b), 401(k), or SIMPLE plans, contracts or arrangements with your Employer. If contributions to the Contract inadvertently cause the excess deferral limit to be violated, such deferrals must be distributed by April 15 of the following calendar year, subject to any Contract withdrawal charge that may be applicable.

In the case of an individual who is 50 or older, the annual cash contribution limit is increased by $5000 in 1008. This amount may b increased for inflation in future years.

Notwithstanding any provision of the Contract to the contrary, contributions will be permitted with respect to qualified military service in accordance with the requirements of IRC Section 414(u), if applicable, and limited to limits imposed by IRC Section 403(b).

We reserve the right to reject or refund any contributions when we believe doing so is necessary for the Contract to comply with IRC Section 403(b) or the Plan.

LOANS
For 403(b) TSA Policies issued after 1/1/02, we may charge a reasonable fee (currently $25; guaranteed maximum is $40) for each loan as loan origination expenses; however, this fee will be waived if loan repayment is established on an automatic basis.

Other loan provisions are described in this Prospectus' DISTRIBUTION section Loans provision.

DISTRIBUTIONS
When Annuity Income Payments Begin
Your selection of an Annuity Date for annuity income payments to begin is subject to the maximum maturity age, if any, stated in the Contract data pages. If you choose an Annuity Date later than age 70 1/2, you must withdraw at least the required minimum distribution required by tax regulations that apply, unless you elect to satisfy these requirements through other 403(b) arrangements you may have.

Permitted Distributions
Distributions of Contract value will only be permitted:
     *    upon the Owner's separation of service;
     *    after the Owner's age 59 1/2;
     *    due to disability within the meaning of IRC Section 72(m)(7);
     * in the case of salary reduction contributions only, due to financial hardship.
Distributions may be further restricted if we are notified of more restrictive Plan limits. Withdrawal charges may apply to distributions.

Despite the distribution restrictions stated above, we will permit distributions of salary deferrals in excess of IRC limits contributed to the Contract, and any allocable gain or loss, including that for the "gap period" between the end of the taxable year and distribution date, provided you notify us in writing by March 1 of the year following the taxable year of the excess deferral and certify the amount of the excess deferral.

Distributions attributable to contributions transferred from a custodial account qualified under IRC Section 403(b)(7) or from an annuity under IRC Section 403(b)(1) shall be subject to the same or, where there has been more than one transfer, more stringent distribution requirements as they were subject to prior to the transfer, unless otherwise permitted by law or regulation.

If your employer has established an ERISA plan under IRC Section 403(b), we will restrict any distributions under the Contract pursuant to IRC Sections 401(a)(11) and 417.


Direct Rollover Option
A distributee under the Contract, or the distributee's surviving spouse, or the spouse of the distributee's former spouse who is an alternate payee under a qualified domestic relations order (as defined in IRC Section 414(p)) (collectively, the "distributee" for purposes of this paragraph), may elect to have any portion of an eligible distribution paid directly to an eligible retirement plan specified by the distributee as a direct rollover. (For purposes of a direct rollover, an eligible retirement plan includes 403(b) annuity policies, qualified retirement plans under 401(a), 401(k) plans, IRAs and 457 governmental plans.) The direct rollover option is not available to the extent that a minimum distribution is required under IRC Section 401(a)(9). The direct rollover option also does not apply to Contract distributions permitted and made on account of a hardship.

If Contract annuity payments have already begun, a direct rollover option does not apply to those payments being paid: (a) in substantially equal periodic payments for a period of ten years or more; or, (b) as part of a life annuity.

Required Minimum Distributions
Distributions under the Contract made on or after January 1, 2003 will be subject to Required Minimum Distribution requirements of IRC ss.401(a)(9) pursuant to final and temporary regulations issued by the IRS in 2002 and 2004 respectively.

Required Minimum Distribution payments for this Contract must be computed for the calendar year you turn age 70 1/2 and for each year thereafter. The Required Minimum Distribution payments you compute must start no later than April 1 of the calendar year after you turn age 70 1/2, except as otherwise noted below, and except that if your employer is a church or government organization, the start date is the later of this date or April 1 of the calendar year after you retire.

Payments of your annual Required Minimum Distribution calculated for this Contract may be made from this Contract or from another 403(b) arrangement that you maintain, if permitted by Internal Revenue Service rules. These payments may be made under any method permitted for 403(b) Plans and acceptable to us; several of your Contract's annuity income options fulfill the IRC requirements.

If you die after Required Minimum Distribution payments have begun, the remaining amount of your Contract value must continue to be paid at least as quickly as under the calculation and payment method being used before your death.

If you die before Required Minimum Distribution payments begin, payment of your Contract value must be completed no later than December 31 of the calendar year in which the fifth anniversary of your death occurs, except to the extent that a choice is made to receive death benefit payments under (a) and (b) below:
     (a) If payments are to be made to a beneficiary, then the Contract value may be paid over the life or life expectancy of the named beneficiary. Such payments must begin on or before December 31 of the calendar year which follows the year of your death.
     (b) If the named beneficiary is your spouse, the date that payments must begin under (a) above will not be before: (i) December 31 of the calendar year which follows the year of your death or, if later,
          (ii)December 31 of the calendar year in which you would have reached age 70 1/2.

CONVERSION OF A 403(B) CONTRACT TO A NON-403(B) QUALIFIED CONTRACT
Upon no longer being covered under a 403(b) plan, you may "roll over" some or all of your 403(b) Contract assets into another tax-qualified annuity policy, including an Individual Retirement Annuity policy. Should you desire to exercise such a roll over, you may elect to convert your existing 403(b) Contract with us into an IRA Contract. Upon such a conversion, your 403(b) Tax Sheltered Annuity Endorsement (and related charges) will be replaced with an Individual Retirement Annuity Endorsement (and any related charges) to assure continued compliance of your Contract with applicable tax law. You will receive full disclosure about the effect of any such conversion prior to making your election.

                            APPENDIX C - DISCLAIMERS

The Russell 2000 Index is a trademark/service mark of the Frank Russell Company. Russell is a trademark of the Frank Russell Company. Summit Fund and the Russell 2000 Small Cap Index Portfolio are not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell is not responsible for and has not reviewed the Prospectus, and Frank Russell makes no representation or warranty, express or implied, as to its accuracy, or completeness, or otherwise. Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change its Index. Frank Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the Index.

Frank Russell Company's publication of the Index in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of the investment in any or all securities upon which the Index is based. Frank Russell Company makes no representation, warranty, or guarantee as to the accuracy, completeness, reliability, or otherwise of the index or data included in the index. Frank Russell Company makes no representation or warranty regarding the use, or the results of use, of the index or any data included therein, or any security (or combination thereof) comprising the index. Frank Russell Company makes no other express or implied warranty, and expressly disclaims any warranty of any kind, including, without means of limitation, any warranty of merchantability or fitness for a particular purpose with respect to the index or any data or any security (or combination thereof) included therein.

"Standard & Poor's(R)", "S&P(R), "S&P 500(R)", "Standard & Poor's 500(R)", "500," "S&P MidCap 400 Index," and "Standard & Poor's MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Summit Fund. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's. See further discussion in the Summit Fund prospectus.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc.(including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to The Union Central Life Insurance Company (Licensee) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R), and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the Nasdaq-100 Index(R) or any data included therein. The Corporations make no warranty, express or implied, as to results to be obtained by Licensee, owners of the product(s), or any other person or entity from the use of the Nasdaq-100 Index(R) or any data included therein. The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Nasdaq-100 Index(R) or any data included therein. Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect, or consequential damages, even if notified of the possibility of such damages.


This fund is not sponsored, endorsed, sold or promoted by Morgan Stanley Capital International Inc. ("MSCI") or any affiliate of MSCI. Neither MSCI nor any other party makes any representation or warranty, express or implied, to the owners of this fund or any member of the public regarding the advisability of investing in funds generally or in this fund particularly or the ability of the EAFE index to track general stock market performance. MSCI is the licensor of certain trademarks, service marks and trade names of MSCI and of the EAFE index which is determined, composed and calculated by MSCI without regard to the issuer of this fund. MSCI has no obligation to take the needs of the issuer of this fund or the owners of this fund into consideration in determining, composing or calculating the EAFE index. MSCI is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of this fund to be issued or in the determination or calculation of the equation by which this fund is redeemable for cash. Neither MSCI nor any other party has any obligation or liability to owners of this fund in connection with the administration, marketing or trading of this fund.


Although MSCI shall obtain information for inclusion in or for use in the calculation of the indexes from sources which MSCI considers reliable, neither MSCI nor any other party guarantees the accuracy and/or the completeness of the indexes or any data included therein. Neither MSCI nor any other party makes any warranty, express or implied, as to results to be obtained by licensee, licensee's customers and counterparties, owners of the funds, or any other person or entity from the use of the indexes or any data included therein in connection with the rights licensed hereunder or for any other use. Neither MSCI nor any other party makes any express or implied warranties, and MSCI hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the indexes or any data included therein. Without limiting any of the foregoing, in no event shall MSCI or any other party have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

                                   APPENDIX D

The Contract in use through 2001, and still in use in Vermont, is Union Central Form 2617. This contract form contains different provisions concerning contract ownership and death benefit payments. Below is the prospectus disclosure language that accompanied use of Form 2617.

The following definition of contract owner substitutes for the definition on page 3:

"Contract Owner ("You")--During the Annuitant's lifetime and prior to the Maturity Date, the person designated as the owner in the Contract or as subsequently changed. During the Pay-out Period, the Annuitant is the Contract Owner. After the Annuitant's death, the beneficiary is the Contract Owner. If a Contract has been absolutely assigned, the assignee is the Contract Owner. A collateral assignee is not a Contract Owner."

The following provision substitutes for the language under "Annuity Benefit Payments" on page 5:

"Annuity Benefit Payments

You can choose among a variety of types of fixed and variable annuity benefit payments to be made during the Pay-out Period.

If the Annuitant dies before the Maturity Date and the Annuitant was the Contract Owner or the Contract Owner is still living, then we will pay the beneficiary a death benefit equal to the greater of:

     o    the Contract's accumulation value, or
     o the sum of all premiums paid less any amounts deducted in connection with partial surrenders."

The following provision substitutes for the language under "Death Benefits" on pages 23-24:

"Death Benefits

If the Annuitant is the Contract Owner and dies during the Pay-in Period, or if the Annuitant dies during the Pay-in Period while the Contract Owner is living, then a death benefit will be paid to the Beneficiary. Subject to state insurance law, the death benefit will be the greater of:

     o the sum of all premiums paid less any amounts deducted in connection with partial surrenders, including any surrender charge associated with those partial withdrawals; or
     o the Contract's accumulation value on the date we receive Due Proof of Death.

This formula guarantees that the death benefit will at least equal the sum of all premiums paid (less any partial surrenders and surrender charges on such partial withdrawals), independent of the investment experience of Carillon Account.

If a Contract Owner who is not the Annuitant dies during the Pay-in Period and while the Annuitant is living, we normally will pay the Contract's accumulation value (measured as of the date we receive Due Proof of Death and instructions from your Beneficiary(ies) in proper form) to the Contract Owner's estate or to a successor Contract Owner. However, if the Contract Owner's spouse is the designated beneficiary under the Contract, that spouse may become the Contract Owner and no distribution will be required as a result of the death of the original Contract Owner.

If the Annuitant dies during the Pay-out Period, we will provide the death benefit, if any, contained in the particular annuity benefit option elected."

                                CARILLON ACCOUNT

                                       of

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                                ("Union Central")

           1876 Waycross Road - Cincinnati, Ohio 45240 - 513-595-2600

                    STATEMENT OF ADDITIONAL INFORMATION FOR:

                   VA I, VA II, VA II SA, and ADVANTAGE VA III
                  Flexible Premium Deferred Variable Annuities

                                   May 1, 2008

This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectuses. Accordingly, this Statement should be read in conjunction with the current Prospectus for your Contract dated May 1, 2008, which may be obtained by calling The Union Central Life Insurance Company ("Union Central") at 513-595-2600, or writing to 1876 Waycross Road, Cincinnati, Ohio 45240.




                                TABLE OF CONTENTS

                                                                            Page


General Information and History................................................2
Other Information..............................................................2
Distribution of Contracts......................................................2
Calculation of Performance.....................................................3
Determination of Annuity Payments..............................................5
Miscellaneous Contract Provisions..............................................5
Morningstar(R) Asset Allocator Model Asset Allocation Program offered through Ameritas Investment Corp. ("AIC") ...................................6
Custody of Carillon Account's Assets...........................................8
Independent Auditors and Registered Public Accounting Firms....................8
Financial Statements of Carillon Account and of Union Central (following Page 8)

                         GENERAL INFORMATION AND HISTORY

Carillon Account is a separate investment account of The Union Central Life Insurance Company ("we, us, our, Union Central"). We are a stock life insurance company organized under the insurance laws of the State of Ohio since 1887. We are engaged in the business of issuing life insurance and annuities, disability insurance, retirement plans and 401(k) plans throughout the United States. We are an indirect wholly owned subsidiary of UNIFI Mutual Holding Company ("UNIFI") (we are wholly owned by Ameritas Holding Company, which in turn is wholly owned by UNIFI). The UNIFI companies are a diversified family of financial services businesses offering the above-listed products and services as well as mutual funds and other investments, group dental and vision insurance, financial planning, banking, and public financing.

                                OTHER INFORMATION

Registration statements have been filed with the Securities and Exchange Commission ("SEC") under the Securities Act of 1933, as amended, with respect to the Contracts described in this Statement of Additional Information. Not all information set forth in the registration statements is addressed in the prospectus or this Statement. Information in the prospectus and this Statement is intended to be summaries. For a complete description of the terms of the registration, refer to the documents we file with the SEC. They may be accessed on the SEC's Web site at www.sec.gov, select "Filings" and type in "Carillon" or you may review and copy them (for a fee) at the SEC's Public Reference Room in Washington D.C. (Call the SEC at 202-551-8090 for details and public hours.)


                            DISTRIBUTION OF CONTRACTS

The Underwriter for the Contracts is Ameritas Investment Corp. ("AIC"), 5900 "O" Street, Lincoln, Nebraska 68510. AIC also serves as the underwriter for other separate accounts and distributor for other variable annuity contracts and variable life insurance policies. AIC is a majority-owned subsidiary of our UNIFI affiliate, Ameritas Life Insurance Corp.

Contracts are offered on a continuous basis through life insurance agents of Union Central who are also registered representatives of AIC (formerly the distributor was Carillon Investments, Inc., an affiliate of Union Central which merged into AIC July 1, 2006), or another broker-dealer member of the Financial Industry Regulatory Authority.

As principal underwriter of the Carillon Account beginning July 1, 2006, the following distribution fees were paid to Ameritas Investment Corp., by Union
Central:

                               Year                  Amount
                               2007                $3,262,257
                               2006                $1,416,034

As principal underwriter of the Carillon Account through June 30, 2006, the following distribution fees were paid to Carillon Investments, Inc., by Union Central.
                               Year                  Amount
                               2006                $1,641,312
                               2005                  $453,606

                           CALCULATION OF PERFORMANCE

When we advertise performance for a Subaccount (except any Money Market Subaccount), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for a Subaccount will be shown for periods beginning on the date the Subaccount first invested in a corresponding series fund portfolio. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the SEC.

We report average annual total return information via Internet and periodic printed reports. Average annual total return quotations on our Internet Web site will be current as of the previous Business Day. Printed average annual total return information may be current to the last Business Day of the previous calendar week, month, or quarter preceding the date on which a report is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will cover at least periods of one, five, and ten years, or a period covering the time the Subaccount has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding series fund portfolio has been in existence for longer than the Subaccount, the non-standardized total return quotations will show the investment performance the Subaccount would have achieved (reduced by the applicable charges) had it been invested in the series fund portfolio for the period quoted; this is referred to as "adjusted historical" performance reporting. Standardized average annual total return is not available for periods before the Subaccount was in existence.

Quotations of standardized average annual total return and non-standardized total return are based on historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of a Subaccount and its corresponding series fund portfolio include general market conditions, operating expenses and investment management. An Owner's withdrawal value upon surrender of a Policy may be more or less than the premium invested in the Policy.

Standardized Performance Reporting
Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in a Subaccount at the offering on the first day of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the mortality and expense fee and administrative expense charge and the current annual Policy Fee. The redeemable value also reflects the effect of any applicable withdrawal charge that may be imposed at the end of the period. No deduction is made for premium taxes which may be assessed by certain states.

Non-Standardized Performance Reporting
We may also advertise non-standardized total return. Non-standardized total return may assume: (1) the Policy is not surrendered, so no withdrawal charges are levied; (2) the Subaccounts have existed for periods other than those required to be presented; (3) current charges are incurred if they are less than the Policy's guaranteed maximum charges; or (4) may differ from standardized average annual total return in other ways disclosed in the table description. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical Policy. For these reasons, non-standardized total returns for a Subaccount are usually higher than standardized total returns for a Subaccount.

Yields
We may advertise the current annualized yield for a 30-day period for a Subaccount. The annualized yield of a Subaccount refers to the income generated by the Subaccount over a specified 30-day period. Because this yield is annualized, the yield generated by a Subaccount during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per Accumulation Unit earned during the period by the price per unit on the last day of the period, according to the following formula:
                           YIELD=2[(a - b +1)(6) - 1]
                                       cd

Where a=net investment income earned during the period by the portfolio company attributable to shares owned by the Subaccount, b=expenses accrued for the period (net of reimbursements), c=the average daily number of Accumulation Units outstanding during the period, and d=the maximum offering price per Accumulation Unit on the last day of the period. The yield reflects the base Policy mortality and expense risk fee and administrative expense charge. Net investment income will be determined according to rules established by the SEC. The yield assumes an average Policy size of $30,000, so no Policy fee is currently applicable, and also assumes the Policy will continue (since the Policy is intended for long term investment) so does not reflect any withdrawal charge.

Because of the charges and deductions imposed by the Separate Account, the yield for a Subaccount will be lower than the yield for the corresponding series fund portfolio. The yield on amounts held in the Subaccount normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. A Subaccount's actual yield will be affected by the types and quality of securities held by the portfolio and the portfolio's operating expenses.

Any current yield quotations of the Money Market Subaccount, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Subaccount based on different time periods, but we will accompany it with a yield quotation based on a seven calendar day period. The Money Market Subaccount's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing Policy having a balance of one Accumulation Unit at the beginning of the base period, subtracting a hypothetical charge reflecting those Policy deductions stated above, and dividing the net change in Policy value by the value of the Policy at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The Money Market Subaccount's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Subaccount.

The Money Market Subaccount's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the series fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the series fund's expenses. Although we determine the Subaccount's yield on the basis of a seven calendar day period, we may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the series fund's prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Policy owner's investment in the Money Market Subaccount nor that Subaccount's investment in the Money Market series fund portfolio is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.

                        DETERMINATION OF ANNUITY PAYMENTS

The amount of the first Variable Annuity payment is calculated by applying the Accumulation Value (less any premium tax charge deducted at this time), measured as of a date not more than 10 business days prior to the Maturity Date, to the Annuity Tables in the Contract. This is done separately for each amount to be used to provide an annuity reserved for in a different Subaccount.

The first Variable Annuity payment is divided by the appropriate Annuity Unit value (as of the same date that the amount of the first payment was determined) to determine the number of Annuity Units upon which later annuity payments will be based. This number of Annuity Units will not change. Variable Annuity payments after the first will be equal to the number of Annuity Units determined in this manner times the Annuity Unit value for each respective Subaccount calculated on a uniform basis not more than 10 business days before each annuity payment is due.

Annuity Unit Value - The value of an Annuity Unit in each Subaccount was initially set at $10. Annuity Units of each Subaccount are valued separately and will vary with the investment experience of the particular Subaccount.

The value of the Annuity Unit for each Subaccount at the end of any valuation period is calculated by: (a) multiplying the prior Annuity Unit value by the Subaccount's Net Investment Factor for the period; and then (b) adjusting the result to compensate for the interest rate assumed in the annuity tables used to determine the dollar amount of the first Variable Annuity payment. In this manner, the Annuity Unit values will most likely change (except when the investment performance exactly equals the assumed interest rate) for each annuity payment (although the number of Annuity Units will remain fixed) and therefore the amount of the Variable Annuity payments will most likely vary.

For administrative purposes, we may assign a Contract owner who elects a fixed annuity option for his or her Contract to our immediate fixed annuity contract. If we do so, the owner will receive a guaranteed interest rate no lower than the rate provided by his or her Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

Delay of Payments
Union Central will pay all amounts due under the Contract within seven days, unless:

     (1) The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

     (2)  An  emergency  exists  as  defined  by  the  Securities  and  Exchange
          Commission;

     (3)  Federal  regulators  require  us to  block a  Contract  under  federal
          regulations  related  to  anti-money  laundering,   anti-terrorism  or
          homeland security efforts; or

     (4)  The  Securities  and  Exchange   Commission   permits  delay  for  the
          protection of the security holders.

Participating
The VA II, VA II SA and Advantage VA III Contracts are issued on a participating basis, and as such are eligible to share in Union Central's profits and surplus to the extent determined by Union Central's Board of Directors in its sole discretion. Union Central anticipates that such participation, if at all, will be small in amount and will occur only in later years of the Contracts. The VA I is non-participating.

Misstatement and Proof of Age, Sex or Survival
Proof of age, sex, or survival of the Annuitant and any contingent Annuitant may be required prior to making annuity payments under any Annuity Option which depends on the continuation of life. If any age or sex has been misstated, Union Central will pay the amounts which would have been provided at the correct age and sex. After the annuity payments begin, Union Central will make up any underpayments in a lump sum with the next annuity payment. Any overpayments will be deducted from future annuity payments until the overpayment is made up.

Settlements
Union Central may require the return of the Contract prior to any settlement. Due proof of the Annuitant's death must be received prior to settlement of a death claim.

Assignments
The Contract Owner may assign the Contract prior to the Maturity Date and during the Annuitant's lifetime, subject to the rights of any irrevocable Beneficiary, although the ability to assign certain Qualified Contracts may be restricted. An assignment will not be binding until received in writing by Union Central, and Union Central will not be responsible for the validity of an assignment. An assignment or pledge of the Contract may result in income tax liability to the owner.

No Beneficiary may assign benefits under the Contract until they are due, and to the extent permitted by law, payments are not subject to the debts of any Beneficiary or to any judicial process for payment of the Beneficiary's debts.

Modification
Union Central may not modify the Contract without the consent of the Contract Owner except to make the Contract meet the requirements of the Investment Company Act of 1940, or to make the Contract comply with any changes in the Internal Revenue Code or as required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity.

                         MORNINGSTAR(R) ASSET ALLOCATOR
                         MODEL ASSET ALLOCATION PROGRAM
                                 offered through
                        AMERITAS INVESTMENT CORP. ("AIC")

The Service
Ameritas Investment Corp. ("AIC"), an affiliate of ours, has developed several asset allocation models, each based on different profiles of an investor's willingness to accept investment risk, and marketed exclusively through our Policies as the "Morningstar Asset Allocator" program. AIC periodically (typically annually) evaluates and updates the models. In developing and periodically updating the models, AIC currently relies on the recommendations of Morningstar Associates, LLC. AIC may change the firm it uses, or, may use no independent firm at all.

If you choose to subscribe to the Morningstar Asset Allocator program, AIC will serve as your investment adviser for the service solely for purposes of development of the program models and periodic updates of the models.

If you choose to subscribe to the Morningstar Asset Allocator program, AIC instructs us to allocate your initial premium (in the case of a new application) or accumulated value, as applicable, to the investment options according to the model you select, to similarly allocate subsequent premium, and to periodically automatically reallocate your accumulated value or premium payments. Your Policy value will be rebalanced quarterly consistent with your selected model.

The Morningstar Asset Allocator Models
Development of the Morningstar Asset Allocator models is a two-step process. First, an optimization analysis is performed to determine the breakdown of asset classes. Next, after the asset class exposures are known, a determination is made of how available investment options can be used to implement the asset class level allocations. The investment options are selected by evaluating the asset classes represented by the underlying portfolios and combining investment options to arrive at the desired asset class exposure. Investment options are selected in a way intended to optimize potential returns for each model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of an investment option in a model based on its specific asset class exposure or other specific optimization factors, even where another investment option may have better historical performance.

Periodic Updates of the Models and Notices of Updates
Each model is evaluated periodically (generally, annually) to assess whether the combination of investment options within each model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the model. As a result, each model may change, and the investment options used within a model may change.

When your selected model is updated, AIC instructs us to automatically reallocate your accumulated value and any subsequent premium payments in accordance with any changes to the model you have selected. This means the allocation of your accumulated value, and potentially the investment options in which you are invested, will automatically change and your accumulated value and any subsequent premium payments will be automatically reallocated among the investment options in your updated model (independently of the automatic quarterly rebalancing). AIC requires that you give it discretionary investment authority to periodically instruct us to reallocate your accumulated value and any subsequent premium payments in accordance with the updated version of the model you have selected, if you wish to participate in the Morningstar Asset Allocation program.

When AIC updates the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Morningstar Asset Allocator program.

Risks
Although asset allocation models are designed to optimize returns given the various levels of risk, there is no assurance that a model portfolio will not lose money or that investment results will not experience volatility. Investment performance of your accumulated value could be better or worse by participating in a Morningstar Asset Allocator model than if you had not participated. A model may perform better or worse than any single investment option or asset class or other combinations of investment options or asset classes. Model performance is dependent upon the performance of the component investment options (and their underlying portfolios). The timing of your investment and the automatic quarterly rebalancing may affect performance. Your accumulated value will fluctuate, and when redeemed, may be worth more or less than the original cost.

Periodic updating of the models can cause the underlying portfolios to incur transaction expenses to raise cash for money flowing out of the portfolios or to buy securities with money flowing into the portfolios. These expenses can adversely affect performance of the pertinent portfolios and the models.

AIC, an affiliate of ours, may be subject to competing interests that have the potential to influence its decision making with regard to the models. In addition to its limited role as investment advisor under the Morningstar Asset Allocator program, AIC is also compensated by us as principal underwriter for the Policies. In addition, AIC receives fees as distributor for the Summit Mutual Funds, Inc., Summit Pinnacle Series. We and AIC may receive fees for administrative services from other portfolios that are available as investment options. AIC may have an incentive to use certain portfolios in the models that provide higher fees for administrative services or distribution fees. AIC may believe that certain portfolios may benefit from additional assets or could be harmed by redemptions. All our model investment options and their underlying portfolios are analyzed by Morningstar Associates, LLC, an independent analytical firm. Neither AIC nor we dictate to Morningstar the number of portfolios in a model, the percent that any portfolio represents in a model, or which portfolios may be selected (other than to require exclusion of any portfolio that is expected to be liquidated, merged into another portfolio, or otherwise closed). AIC and we believe reliance on recommendations of Morningstar to develop and update the models reduces or eliminates the potential for AIC and us to be influenced by these competing interests, but there can be no assurance of this.

AIC and we are under no obligation to continue the Morningstar Asset Allocator program, or any asset allocation program, and have the right to terminate or change such services at any time.

                      CUSTODY OF CARILLON ACCOUNT'S ASSETS

Title to the assets of Carillon Account is held by Union Central. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts.

           INDEPENDENT AUDITORS AND REGISTERED PUBLIC ACCOUNTING FIRMS

The statutory financial statements of The Union Central Life Insurance Company as of December 31, 2007 and for the two years then ended, and the financial statements of the Subaccounts of Carillon Account as of December 31, 2007, and for each of the periods in the two years then ended, included in this Statement of Additional Information have been audited by, independent auditors and independent registered public accounting firm, respectively, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

The financial statements of Carillon Account at December 31, 2005 and for the periods then ended, and the statutory-basis financial statements of The Union Central Life Insurance Company at December 31, 2005 and for the year then ended, appearing in this Statement of Additional Information and Registration Statement, have been audited by, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

PART C
                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

     (a)  Financial Statements
          (1) The Financial Statements of the Registrant, Carillon Account, will be submitted by a subsequent Amendment under Rule 485 (b).
          (2) The Financial Statements of the Depositor, The Union Central Life Insurance Company, will be submitted by a subsequent Amendment under Rule 485 (b).
          (3) The Schedule of Investments in securities of unaffiliated issuers will be included, as applicable, in the Carillon Account Financials and Notes submitted by a subsequent Amendment under Rule 485 (b).

     (b)  Exhibits
          (1) Resolution of the Board of Directors of The Union Central Life Insurance Company Establishing Carillon Account.
          (2)  Custody Agreement. Not applicable.
          (3)  (a) Principal Underwriting Agreement. (1)
          (3)  (b) Form of Selling Agreement. (1)
          (4)  Form of Variable Annuity Contract. (2)
          (5)  Form of Application for Variable Annuity Contract. (3)
          (6) (a) Certificate of Incorporation of The Union Central Life Insurance Company. (4)
               (b) Code of Regulations of The Union Central Life Insurance Company. (4)
          (7)  Reinsurance Agreements. Not Applicable
          (8)  Participation Agreements
                  AIM Variable Insurance Funds (5)
                  Alger American Fund (6)
                  American Century Variable Portfolios, Inc. (7)
                  Calvert Variable Series, Inc. (8,9)
                  DWS Scudder (7)
                  Fidelity Variable Insurance Products Trust (8)
                  Franklin Templeton Variable Insurance Products Trust (5)
                  MFS Variable Insurance Trust (7)
                  Neuberger Berman Advisors Management Trust (10)
                  Oppenheimer Variable Account Funds (10)
                  Seligman Portfolios, Inc. (6)
                  Summit Mutual Funds, Inc. (7)
                  T. Rowe Price Equity Series, Inc. (4)
                  Third Avenue Variable Series Trust (8,11)
                  Universal Institutional Funds, Inc. (6)
          (9)  Opinion and Consent of Counsel.
          (10) Consents of Independent Auditors and Independent Registered Public Accounting Firms. *
          (11) Omitted Financial Statements. *
          (12) Initial Capital Agreements. Not applicable.
          (13) Powers of Attorney.

1 Incorporated by reference to Carillon Account Form N-4 Post-Effective Amendment No. 5 to Registration Statement No. 333-110336, filed February 27, 2007, EX-99.
2 Incorporated by reference to Carillon Account Form N-4 Post-Effective Amendment No. 25 to Registration Statement No. 2-92146, filed April 30, 2003, EX-99.
3 Incorporated by reference to Carillon Account Form N-4 Post-Effective Amendment No. 14 to Registration Statement No. 2-92146, filed April 30, 1996, EX-99.
4 Incorporated by reference to Carillon Life Account Form N-6 Post-Effective Amendment No. 7 to Registration Statement No. 333-116386, filed February 27, 2008, EX-99.F.
5 Incorporated by reference to Carillon Life Account Form S-6 Pre-Effective Amendment No. 1 to Registration Statement No. 333-36220, filed July 25, 2000, EX-99 6,7.
6 Incorporated by reference to Carillon Life Account Form N-6 Post-Effective Amendment No. 12 to Registration Statement No. 33-94858 filed on May 1, 2003, EX-99.H.
7 Incorporated by reference to Carillon Life Account Form S-6 Pre-Effective Amendment No. 1 to Registration No. 33-94858, filed on November 30, 1995,
     Exhibit 1.A (9)(a), (b) and (c).
8 Incorporated by reference to Carillon Account Form N-4 Post-Effective Amendment No. 6 to Registration No. 333-110336, filed on April 19, 2007, EX-99.
9 Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form S-6 Post-Effective Amendment No. 1 for Registration No. 333-76359, filed on March 1, 2000, EX-99.1(8)(D).
10 Incorporated by reference to Carillon Life Account Form N-6 Post-Effective Amendment No. 5 to Registration No. 33-94858, filed on April 26, 2005, EX-99.H.
11 Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form S-6 Post-Effective Amendment No. 2 for Registration No. 333-76359, filed on April 13, 2001, EX-99.8I.
* Audited financial statements of the subaccounts of the Registrant and of the Depositor will be filed in Part B prior to the effective date of the prospectus by a subsequent amendment filed pursuant to paragraph b of Rule 485. Auditor and accountant consents also will be provided at that time.

Item 25.  Directors and Officers

         Name and Principal                          Position and Offices
         Business Address                            with Depositor
         ----------------                            ---------------
         John H. Jacobs*                             Director, Chairman of the Board
         Gary T. Huffman*                            Director, President and Chief Executive Officer
         James M. Anderson*                          Director
         Michael S. Cambron*                         Director
         Michael A. Fisher*                          Director
         Francis V. Mastrianna, Ph.D.*               Director
         Thomas E. Petry*                            Director
         Larry R. Pike*                              Director
         Myrtis H. Powell, Ph.D.*                    Director
         Dudley S. Taft*                             Director
         John M. Tew, Jr., M.D.*                     Director
         Robert C. Barth**                           Senior Vice President and Chief Accounting Officer
         Jan M. Connolly**                           Senior Vice President & Assistant Secretary
         Arnold D. Henkel**                          Senior Vice President, Individual Distribution
         Dale D. Johnson*                            Senior Vice President and Corporate Actuary
         William W. Lester**                         Senior Vice President, Investments
         John M. Lucas*                              Second Vice President, Associate Counsel and Secretary
         Lisa A. Mullen*                             Senior Vice President
         Kevin W. O'Toole*                           Senior Vice President
         Robert-John H. Sands***                     Senior Vice President
         Janet L. Schmidt***                         Senior Vice President, Human Resources
         Steven R. Sutermeister*                     Senior Vice President, Investments
         Steven J. Valerius*                         Senior Vice President

* Principal Business Address: The Union Central Life Insurance Company, 1876 Waycross Road, Cincinnati, Ohio 45240
** Principal business address: Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.
*** Principal business address: Acacia Life Insurance Company, 7315 Wisconsin Avenue, 10th floor, West Tower, Bethesda, MD 20814

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Name of Corporation (state where organized)                            Principal Business

UNIFI Mutual Holding Company (NE)......................................mutual insurance holding company
     Ameritas Holding Company (NE).....................................stock insurance holding company
         Acacia Life Insurance Company (DC)............................stock life insurance company
              Acacia Financial Corporation (MD)........................holding company
                  Acacia Federal Savings Bank (DE).....................federally chartered bank
                      Acacia Service Corp. (VA)........................deposit solicitation
                  Calvert Group, Ltd. (DE).............................holding company
                      Calvert Asset Management Company (DE)............asset management services
                      Calvert Shareholder Services, Inc. (DE)..........administrative services
                      Calvert Administrative Services Company (DE).....administrative services
                      Calvert Distributors, Inc. (DE)..................broker-dealer

         Ameritas Life Insurance Corp. (NE)............................stock life/health insurance company
              Ameritas Variable Life Insurance Company (NE)............life insurer
              Ameritas Investment Corp. (NE)...........................securities broker dealer and investment adviser owned by Ameritas Life Insurance
                                                                       Corp. (80%) and Centralife Annuities
                                                                       Service, Inc. (20%)

              First Ameritas Life Insurance Corp. of New York (NY).....life insurance company
              Life Re Insurance Company (TX............................life insurance company
              Pathmark Administrators, Inc. (NE).......................third-party administrator of dental and eye care insurance plans

         The Union Central Life Insurance Company (OH).................stock life insurance company
              Union Central Mortgage Funding, Inc. (OH)................mortgage loan and servicing
              Summit Investment Partners, LLC (OH).....................investment adviser
              PBRA, Inc. (CA)..........................................holding company
                  Price, Raffel & Browne Administrators, Inc (DE)......pension administration services
              Summit Investment Partners, Inc. (OH)....................investment adviser

         Summit Investment Advisors, Inc. (NE).........................investment adviser

Subsidiaries are indicated by indentations. Ownership is 100% by the parent company except as noted.

Item 27. Number of Contract owners

         As of December 31, 2007 there were 9,412 qualified contracts and 2,672 non-qualified contracts in the Separate Account.

Item 28. Indemnification

         Article 1701.13(E)(1) of the Ohio Revised Code provides in relevant part that a corporation may indemnify any person who is a party to a lawsuit or any other legal action other than one brought on behalf of the corporation, by reason of the fact that he is or was a director, officer, employee or agent of the corporation, or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation, against expenses and amounts paid in connection with a lawsuit or action if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action had no reasonable cause to believe his conduct was unlawful.

         Article VII of the Code of Regulations of The Union Central Life Insurance Company states that, "The Corporation shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was a director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other person whom it may indemnify pursuant thereto."

Item 29. Principal Underwriters

     (a) Ameritas Investment Corp. ("AIC") which serves as the principal underwriter for the variable annuity contracts issued through Carillon Account, also serves as the principal underwriter for variable life insurance contracts issued through Carillon Life Account, and serves as the principal underwriter for variable life insurance contracts issued through Ameritas Variable Separate Account V, Ameritas Variable Separate Account VL, Ameritas Life Insurance Corp. Separate Account LLVL and First Ameritas Variable Life Separate Account and variable annuity contracts issued through Ameritas Variable Separate Account VA-2, Ameritas Variable Separate Account VA, Ameritas Life Insurance
          Corp. Separate Account LLVA and First Ameritas Variable Annuity Separate Account.

     (b)  The  following  table sets forth  certain  information  regarding  the
          officers  and  directors  of  the  principal   underwriter,   Ameritas
          Investment Corp.

          Name and Principal                         Positions and Offices
          Business Address                           With Underwriter
          ----------------                           ----------------
          JoAnn M. Martin*                           Director, Chair
          Salene Hitchcock-Gear*                     Director, President & Chief Executive Officer
          Kent M. Campbell**                         Director
          William W. Lester*                         Director, Vice President & Treasurer
          Gary T. Huffman***                         Director
          Billie B. Beavers****                      Senior Vice President
          Cheryl L. Heilman*                         Vice President, Chief Operating Officer
          Bruce D. Lefler****                        Senior Vice President  - Public Finance
          Robert G. Lange*                           Vice President, Secretary, & General Counsel
          Gregory C. Sernett*                        Vice President, Chief Compliance Officer, and Assistant
                                                     Secretary
          Michael M. VanHorne****                    Senior Vice President

* Principal business address: Ameritas Investment Corp., 5900 "O" Street, Lincoln, Nebraska 68510.
** Principal business address: AmerUs Life Insurance Company, 611 Fifth Avenue, Des Moines, Iowa 50309.
*** Principal business address: The Union Central Life Insurance Company, 1876 Waycross Road, Cincinnati, Ohio 45240
**** Principal business address:  Ameritas Investment Corp., 440 Regency Parkway
     Drive, Suite 222, Omaha, Nebraska 68114.

         (c)    Compensation from the Registrant

----------------------------------- --------------------- ------------------- ------------------- -----------------
                                      Net Underwriting
                                       Discounts and       Compensation on        Brokerage
       Name of Underwriter              Commissions          Redemptions         Commissions        Compensation
----------------------------------- --------------------- ------------------- ------------------- -----------------
Ameritas Investment Corp.                   $3,262,257           0                    0                  0
----------------------------------- --------------------- ------------------- ------------------- -----------------

Item 30. Location of Accounts and Records

         Our affiliate, Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, NE 68510, maintains physical possession of all accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules under that section.

Item 31. Management Services

         Not Applicable.

Item 32. Undertakings

         The Registrant is relying on a no-action letter issued to the American Council of Life Insurance published November 28, 1988. The no-action letter provides certain assurances relying on compliance with Internal Revenue Code
Section 403(b)(11) and certain provisions of the Investment Company Act of 1940. The Registrant represents it will comply with paragraph 1 - 4 of the no-action letter.

         The Union Central Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Union Central Life Insurance Company.

                                   SIGNATURES

           Pursuant to the requirements of the Securities Act of 1933, the Registrant, Carillon has duly caused this Post-Effective Amendment No. 30 to Registration Statement No. 2-92146 to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati and the State of Ohio, on the 25th day of February, 2008.

                                                                CARILLON ACCOUNT
                                                                    (Registrant)


                                        THE UNION CENTRAL LIFE INSURANCE COMPANY
                                                                     (Depositor)


                                                          By: John H. Jacobs (1)
                              --------------------------------------------------
                                Chairman of the Board and Chief Executive Office

           As required by the Securities Act of 1933, this Post Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on February 25, 2008:

   Signature                                 Title
   John H. Jacobs (1)                        Chairman of the Board

   Gary T. Huffman (1)                       Director, President and Chief Executive Officer
   James M. Anderson (1)                     Director
   Michael S. Cambron (1)                    Director
   Richard H. Finan (1)                      Director
   Michael A. Fisher (1)                     Director
   Francis V. Mastrianna, Ph.D. (1)          Director
   Thomas E. Petry (1)                       Director
   Larry R. Pike (1)                         Director
   Myrtis H. Powell, Ph.D. (1)               Director
   Dudley S. Taft (1)                        Director
   John M. Tew, Jr., M.D. (1)                Director
   John M. Lucas (2)                         Second Vice President, Associate Counsel and Secretary
   Christopher T. Lutz (1)                   Vice President, Controller and Treasurer

   /S/Robert C. Barth                        Senior Vice President and Chief Accounting Officer
   ----------------------------
   Robert C. Barth

     1 Signed by Robert C. Barth, under Power of Attorney executed effective as of February 23, 2007.
     2 Signed by Robert C. Barth, under Power of Attorney executed effective as of February 1, 2008.

                                  Exhibit Index

Exhibit

     1. Resolution of the Board of Directors of The Union Central Life Insurance ompany Establishing Carillon Account
     9.   Opinion and Consent of Counsel
     13.  Powers of Attorney